As filed  with the  Securities  and  Exchange  Commission  on May 10,  2006
                                             Registration Nos. 33-47507 811-6652
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |X|

                           Pre-Effective Amendment No.                     |_|

                         Post-Effective Amendment No. 41                   |X|

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

                              Amendment No. 43 |X|

                         -------------------------------

                          JULIUS BAER INVESTMENT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                  330 Madison Avenue, New York, New York 10017
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 (212) 297-3600

                                Anthony Williams
                                    President
               c/o Bank Julius Baer & Co. Ltd., (New York Branch)
                               330 Madison Avenue
                            New York, New York 10017
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

|_|  immediately upon filing pursuant to paragraph (b)

|_|  on (date) pursuant to paragraph (b)

|_|  60 days after filing pursuant to paragraph (a)(1)

|_|  on pursuant to paragraph (a)(1)

|X|  75 days after filing pursuant to paragraph (a)(2)

|_|  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                JULIUS BAER FUNDS

                                                                      PROSPECTUS
                                                               [MONTH DAY], 2006



                          JULIUS BAER INVESTMENT FUNDS

                         JULIUS BAER U.S. MICROCAP FUND
                         JULIUS BAER U.S. SMALLCAP FUND
                          JULIUS BAER U.S. MIDCAP FUND
                         JULIUS BAER U.S. MULTICAP FUND





NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED ANY FUNDS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    CONTENTS

WHAT EVERY INVESTOR                       THE FUND                          PAGE
SHOULD KNOW ABOUT
THE FUND

                                          RISK/RETURN SUMMARY

                                            U.S. Microcap Fund
                                              Goal
                                              Strategies
                                              Key
                                              Risks
                                              Performance
                                              Fees
                                              and
                                              Expenses

                                            U.S. Smallcap Fund
                                              Goal
                                              Strategies
                                              Key
                                              Risks
                                              Performance
                                              Fees
                                              and
                                              Expenses

                                            U.S. Midcap Fund
                                              Goal
                                              Strategies
                                              Key
                                              Risks
                                              Performance
                                              Fees
                                              and
                                              Expenses

                                            U.S. Multicap Fund
                                              Goal
                                              Strategies
                                              Key
                                              Risks
                                              Performance
                                              Fees
                                              and
                                              Expenses
                                            INVESTMENT STRATEGIES
                                            U.S. Microcap Fund
                                            U.S. Smallcap Fund
                                            U.S. Midcap Fund
                                            U.S. Multicap Fund
                                            RISKS OF INVESTING IN THE FUNDS
                                            THE FUNDS' MANAGEMENT
                                            Investment Adviser
                                            Portfolio Management
INFORMATION FOR                         YOUR INVESTMENT
MANAGING YOUR                             INVESTING IN THE FUNDS
FUND ACCOUNT                              Pricing of Fund Shares
                                          Purchasing Your Shares
                                          Exchanging Your Shares
                                          Redeeming Your Shares
                                          Excessive Purchases and Redemptions
                                          or Exchanges
                                          Distribution and Shareholder
                                            Servicing Plans-Class A Shares
                                          DISTRIBUTIONS AND TAXES
                                          Distributions
                                          Tax Information
                                          FINANCIAL HIGHLIGHTS
WHERE TO FIND MORE INFORMATION          FOR MORE INFORMATION
ABOUT JULIUS BAER INVESTMENT FUNDS        BACK COVER

                          JULIUS BAER INVESTMENT FUNDS

                              RISK/RETURN SUMMARIES


INVESTMENTS, RISKS, PERFORMANCE AND FEES

The following information is only a summary of important information that you should know about each Fund. More detailed information is included elsewhere in this Prospectus and in the Statement of Additional Information (the "SAI"), which should be read in addition to this summary.

As with any mutual fund, there is no guarantee that any Fund will achieve its goal. Each Fund's share price will fluctuate and you may lose money on your investment.

AN INVESTMENT IN ANY FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                               U.S. MICROCAP FUND

INVESTMENT GOAL

The Julius Baer U.S. Microcap Fund (the "U.S. Microcap Fund") seeks to achieve long term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the U.S. Microcap Fund will invest at least 80% of its net assets (including futures positions and borrowings for investment purposes) in equity securities and other securities with equity characteristics of U.S. micro capitalization or "microcap" companies, as determined at the time of purchase. The micro capitalization equity universe is broadly defined as including companies that are in the bottom 5% of the total domestic equity market capitalization (share price times the number of shares outstanding). Generally, Julius Baer Investment Management LLC (the "Adviser" or "JBIM") will choose securities of companies within a market capitalization range of companies in the Russell 2000 and Russell Microcap indices. The Adviser manages the Fund as a core domestic equity product and is not constrained by a particular investment style. The Fund may invest in "growth" or "value" securities and will generally hold the securities of between forty and seventy companies at any given time.

The Adviser selects stocks by using an active fundamental process which combines financial analysis with first-hand company meetings and on-site visits to evaluate management teams and their strategies. The Adviser uses a "bottom-up" approach when recommending and selecting securities, focusing on individual stock selection rather than attempting to time the highs and lows of the market or concentrating investments in certain sectors or industries.

The Fund may also invest 20% of its total assets in the stocks of foreign domiciled companies that are traded on domestic exchanges and larger capitalization U.S. stocks. The Fund may use derivatives for hedging purposes, to remain fully invested, to maintain liquidity, or to increase return.

THE KEY RISKS

You could lose money on your investment in the U.S. Microcap Fund, or the Fund could return less than other investments. Some of the main risks of investing in the Fund are listed below:


o Stock Market Risk: the possibility that the Fund's investments in equity securities will lose value because of declines in the stock market, regardless of how well the companies in which the Fund invests perform. This risk also includes the risk that the stock price of one or more of the companies in the Fund's portfolio will fall, or fail to increase. A company's stock performance can be adversely affected by many factors, including general financial market conditions and specific factors related to a particular company or industry. This risk is generally increased for companies in developing industries, which tend to be more vulnerable to adverse developments.


o Smaller Companies Risk: The U.S. Microcap Fund will invest primarily in microcaps, or very small capitalization companies. Generally, smaller and less-seasoned companies have greater potential for rapid growth. Microcaps also are often characterized by being more volatile in price than larger companies, especially over the short term, and such risks become inherent to the Fund. Smaller companies may lack the management experience, financial resources, competitive strengths and product /service depth and diversification of larger companies. In addition to these factors, smaller companies generally have less investment research coverage, lower average daily trading volume, less liquidity, and greater susceptibility to fluctuations in both stock price and company performance when facing particular economic events, market trends, or competitive market factors than larger, more broadly diversified companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. As a result, if the Fund wants to sell a large quantity of a particular holding, it may have to sell at a lower price than the manager prefers, or it may have to sell the holding in smaller quantities over a greater period of time. Given these risks, an investment in the U.S. Microcap Fund may be more suitable for long-term investors who are willing to bear the risk of such price fluctuations.


o Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. The Fund has the greatest exposure to liquidity risk due to its investments in derivatives and securities with substantial market and credit risk.

o Foreign Investment Risk: the possibility that the Fund's investments in foreign securities will lose value because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors.

o Derivatives Risk: the possibility that the Fund will suffer a loss from its use of options, futures, swaps and warrants, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument.



Further information about these risks is provided in the section "RISKS OF INVESTING IN THE FUNDS."

THE FUND'S PERFORMANCE

As of the date of this Prospectus, the Fund has been in operations for less than one calendar year. Since the Fund has less than a full calendar year of operations, performance results have not been provided. The Fund currently offers two separate classes of shares: Class A shares and Class I shares.

THE FUND'S FEES AND EXPENSES

THE TABLES BELOW DESCRIBE THE ESTIMATED FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE U.S. MICROCAP FUND.

------------------------------------------ ------------------ ------------------
     ANNUAL FUND OPERATING EXPENSES
      (expenses that are deducted
            from Fund assets)                CLASS A SHARES     CLASS I SHARES
------------------------------------------ ------------------ ------------------
Management Fees                                  1.25%               1.25%
------------------------------------------ ------------------ ------------------
Distribution and/or Service (12b-1) Fees         0.25%               None
------------------------------------------ ------------------ ------------------
Other Expenses(1)                                [ ]%                [ ]%
                                                 ----                ----
------------------------------------------ ------------------ ------------------
Total Annual Fund Operating Expenses(1)          [ ]%                [ ]%
------------------------------------------ ------------------ ------------------
Less Expense Reimbursement(2)                    [ ]%                [ ]%
------------------------------------------ ------------------ ------------------
Net Expenses                                     [ ]%                [ ]%
------------------------------------------ ------------------ ------------------


(1) Other expenses are based on estimated amounts for the current fiscal year.


(2) The Adviser has contractually agreed to reimburse certain expenses of the Fund through [________], 2007, so that the net annual operating expenses of the Fund based on average net assets are limited to the net annualized expense ratio of [ ]% and [ ]% of the average daily net assets of the Class A and Class I shares, respectively (the "Expense Limitation"). This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

The following example is intended to help you compare the cost of investing in the U.S. Microcap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the contractual expense limitation arrangement between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year period, as the contractual expense limitation will expire on [ ], 2007, unless renewed by the Adviser and the Fund. Although your actual returns and expenses may be higher or lower, based on these assumptions your costs would be:

------------------------------------------ ------------------ ------------------
                                             CLASS A SHARES     CLASS I SHARES
------------------------------------------ ------------------ ------------------

------------------------------------------ ------------------ ------------------
1 Year                                           [$___]         [$___]
------------------------------------------ ------------------ ------------------
3 Years                                          [$___]         [$___]
------------------------------------------ ------------------ ------------------

                               U.S. SMALLCAP FUND


INVESTMENT GOAL

The Julius Baer U.S. Smallcap Fund (the "Fund" or the "U.S. Smallcap Fund") seeks to achieve long term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the U.S. Smallcap Fund will invest at least 80% of its net assets (including futures positions and borrowings for investment purposes) in equity securities and other securities with equity characteristics of U.S. small capitalization or "smallcap" companies, as determined at the time of purchase. The small capitalization equity universe is broadly defined as including companies that are in the bottom 15% of the total domestic equity market capitalization (share price times the number of shares outstanding). Generally, the Adviser will choose securities of companies within the market capitalization range of companies in the Russell 2000 Index. Such definition will be applied at the time of investment and the Fund will not be required to sell a stock because a company has grown outside the market capitalization range of small capitalization stocks. The Adviser manages the Fund as a core domestic equity product and is not constrained by a particular investment style. The Fund may invest in "growth" or "value" securities and will generally hold the securities of between forty and sixty companies at any given time.


The Adviser selects stocks by using an active fundamental process which combines financial analysis with first-hand company meetings and on-site visits to evaluate management teams and their strategies. The Adviser uses a "bottom-up" approach when recommending and selecting securities, focusing on individual stock selection rather than attempting to time the highs and lows of the market or concentrating investments in certain sectors or industries.

The Fund may invest 20% of its total assets in the stocks of foreign domiciled companies that are traded on domestic exchanges and larger capitalization U.S. stocks. The Fund may use derivatives for hedging purposes, to remain fully invested, to maintain liquidity, or increase return.

THE KEY RISKS

You could lose money on your investment in the U.S. Smallcap Fund, or the Fund could return less than other investments. Some of the main risks of investing in the Fund are listed below:


o Stock Market Risk: the possibility that the Fund's investments in equity securities will lose value because of declines in the stock market, regardless of how well the companies in which the Fund invests perform. This risk also includes the risk that the stock price of one or more of the companies in the Fund's portfolio will fall, or fail to increase. A company's stock performance can be adversely affected by many factors, including general financial market conditions and specific factors related to a particular company or industry. This risk is generally increased for companies in developing industries, which tend to be more vulnerable to adverse developments.


o Smaller Companies Risk: The U.S. Smallcap Fund will invest primarily in smallcaps, or small capitalization companies. Generally, smaller and less-seasoned companies have greater potential for rapid growth. Smallcaps also are often characterized by being more volatile in price than larger companies, especially over the short term, and such risks become inherent to the Fund. Smaller companies may lack the management experience, financial resources, competitive strengths and product /service depth and diversification of larger companies. In addition to these factors, smaller companies generally have less investment research coverage, lower average daily trading volume, less liquidity, and greater susceptibility to fluctuations in both stock price and company performance when facing particular economic events, market trends, or competitive market factors than larger, more broadly diversified companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. As a result, if the Fund wants to sell a large quantity of a particular holding,, it may have to sell at a lower price than the manager prefers, or it may have to sell the holding in smaller quantities over a greater period of time. Given these risks, an investment in the U.S. Smallcap Fund may be more suitable for long-term investors who are willing to bear the risk of such price fluctuations.


o Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. The Fund has the greatest exposure to liquidity risk due to its investments in derivatives and securities with substantial market and credit risk.

o Foreign Investment Risk: the possibility that the Fund's investments in foreign securities will lose value because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors.


o Derivatives Risk: the possibility that the Fund will suffer a loss from its use of options, futures, swaps and warrants, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument.


Further information about these risks is provided in the section "RISKS OF INVESTING IN THE FUNDS."

THE FUND'S PERFORMANCE

    As of the date of this Prospectus, the Fund has been in operations for less than one calendar year. Since the Fund has less than a full calendar year of operations, performance results have not been provided. The Fund currently offers two separate classes of shares: Class A shares and Class I shares.

THE FUND'S FEES AND EXPENSES

    THE TABLES BELOW DESCRIBE THE ESTIMATED FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE U.S. SMALLCAP FUND.

------------------------------------------ ------------------ ------------------
      ANNUAL FUND OPERATING EXPENSES
        (expenses that are deducted
             from Fund assets)               CLASS A SHARES     CLASS I SHARES
------------------------------------------ ------------------ ------------------
Management Fees                                  0.95%               0.95%
------------------------------------------ ------------------ ------------------
Distribution and/or Service (12b-1) Fees         0.25%               None
------------------------------------------ ------------------ ------------------
Other Expenses(1)                                [ ]%                [ ]%
                                                 ----                ----
------------------------------------------ ------------------ ------------------
Total Annual Fund Operating Expenses(1)          [ ]%                [ ]%
------------------------------------------ ------------------ ------------------
Less Expense Reimbursement(2)                    [ ]%                [ ]%
------------------------------------------ ------------------ ------------------
Net Expenses                                     [ ]%                [ ]%
------------------------------------------ ------------------ ------------------

(1) Other expenses are based on estimated amounts for the current fiscal year.


(2) The Adviser has contractually agreed to reimburse certain expenses of the Fund through [ ], 2007, so that the net annual operating expenses of the Fund based on average net assets are limited to the net annualized expense ratio of [ ]% and [ ]% of the average daily net assets of the Class A and Class I shares, respectively (the "Expense Limitation"). This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

The following example is intended to help you compare the cost of investing in the U.S. Smallcap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the contractual expense limitation arrangement between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year period, as the contractual expense limitation will expire on [ ], 2007, unless renewed by the Adviser and the Fund. Although your actual returns and expenses may be higher or lower, based on these assumptions your costs would be:

------------------------------------------ ------------------ ------------------
                                             CLASS A SHARES     CLASS I SHARES
------------------------------------------ ------------------ ------------------

------------------------------------------ ------------------ ------------------
1 Year                                           [$___]         [$___]
------------------------------------------ ------------------ ------------------
3 Years                                          [$___]         [$___]
------------------------------------------ ------------------ ------------------

                                U.S. MIDCAP FUND

INVESTMENT GOAL

The Julius Baer U.S. Midcap Fund (the `Fund" of the "U.S. Midcap Fund") seeks to achieve long term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the U.S. Midcap Fund will invest at least 80% of its net assets (including futures positions and borrowings for investment purposes) in equity securities and other securities with equity characteristics of U.S. mid capitalization or "midcap" companies, as determined at the time of purchase. The mid capitalization equity universe is broadly defined as including companies that are above the bottom 10%, but not above the bottom 50% of the total domestic equity market capitalization (share price times the number of shares outstanding). Generally, the Adviser will choose securities of companies within the market capitalization range of companies in the Russell Midcap Index. Such definition will be applied at the time of investment and the Fund will not be required to sell a stock because a company has grown outside the market capitalization range of mid capitalization stocks. The Adviser manages the Fund as a core domestic equity product and is not constrained by a particular investment style. The Fund may invest in "growth" or "value" securities and will generally hold the securities of between forty and sixty companies at any given time.

The Adviser selects stocks by using an active fundamental process which combines financial analysis with first-hand company meetings and on-site visits to evaluate management teams and their strategies. The Adviser uses a "bottom-up" approach when recommending and selecting securities, focusing on individual stock selection rather than attempting to time the highs and lows of the market or concentrating investments in certain sectors or industries.

The Fund may invest 20% of its total assets in the stocks of foreign domiciled companies that are traded on domestic exchanges and both smaller and larger capitalization U.S. stocks. The Fund may use derivatives for hedging purposes, to remain fully invested, to maintain liquidity, or to increase return.

THE KEY RISKS
You could lose money on your investment in the U.S. Midcap Fund, or the Fund could return less than other investments. Some of the main risks of investing in the Fund are listed below:


o Stock Market Risk: the possibility that the Fund's investments in equity securities will lose value because of declines in the stock market, regardless of how well the companies in which the Fund invests perform. This risk also includes the risk that the stock price of one or more of the companies in the Fund's portfolio will fall, or fail to increase. A company's stock performance can be adversely affected by many factors, including general financial market conditions and specific factors related to a particular company or industry. This risk is generally increased for companies in developing industries, which tend to be more vulnerable to adverse developments.


o Smaller Companies Risk: The U.S. Midcap Fund will invest primarily in midcaps, or middle capitalization companies. Generally, these companies have less-seasoned management teams but have greater growth potential than larger companies. Midcaps also are often characterized by being more volatile in price than larger companies, especially over the short term, and such risks become inherent to the Fund. Midcap companies may lack the management experience, financial resources, competitive strengths and product /service depth and diversification of larger companies. In addition to these factors, mid sized companies generally have less investment research coverage, lower average daily trading volume, less liquidity, and greater susceptibility to fluctuations in both stock price and company performance when facing particular economic events, market trends, or competitive market factors than larger, more broadly diversified companies. Midcap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. As a result, if the Fund wants to sell a large quantity of a particular holding, it may have to sell at a lower price than the manager prefers, or it may have to sell the holding in smaller quantities over a greater period of time. Given these risks, an investment in the U.S. Midcap Fund may be more suitable for long-term investors who are willing to bear the risk of such price fluctuations.


o Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. The Fund has the greatest exposure to liquidity risk due to its investments in derivatives and securities with substantial market and credit risk.

o Foreign Investment Risk: the possibility that the Fund's investments in foreign securities will lose value because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors.

o Derivatives Risk: the possibility that the Fund will suffer a loss from its use of options, futures, swaps and warrants, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument.



Further information about these risks is provided in the section "RISKS OF INVESTING IN THE FUNDS."

THE FUND'S PERFORMANCE

    As of the date of this Prospectus, the Fund has been in operations for less than one calendar year. Since the Fund has less than a full calendar year of operations, performance results have not been provided. The Fund currently offers two separate classes of shares: Class A shares and Class I shares.

THE FUND'S FEES AND EXPENSES

    THE TABLES BELOW DESCRIBE THE ESTIMATED FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE U.S. MIDCAP FUND.

------------------------------------------ ------------------ ------------------
      ANNUAL FUND OPERATING EXPENSES
        (expenses that are deducted
             from Fund assets)               CLASS A SHARES     CLASS I SHARES
------------------------------------------ ------------------ ------------------
Management Fees                                   0.80%              0.80%
------------------------------------------ ------------------ ------------------
Distribution and/or Service (12b-1) Fees          0.25%              None
------------------------------------------ ------------------ ------------------
Other Expenses(1)                                 [ ]%               [ ]%
                                                  ----               ----
------------------------------------------ ------------------ ------------------
Total Annual Fund Operating Expenses(1)           [ ]%               [ ]%
------------------------------------------ ------------------ ------------------
Less Expense Reimbursement(2)                     [ ]%               [ ]%
------------------------------------------ ------------------ ------------------
Net Expenses                                      [ ]%               [ ]%
------------------------------------------ ------------------ ------------------

(1) Other expenses are based on estimated amounts for the current fiscal year.


(2) The Adviser has contractually agreed to reimburse certain expenses of the Fund through [ ], 2007, so that the net annual operating expenses of the Fund based on average net assets are limited to the net annualized expense ratio of [ ]% and [ ]% of the average daily net assets of the Class A and Class I shares, respectively (the "Expense Limitation"). This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

The following example is intended to help you compare the cost of investing in the U.S. Midcap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the contractual expense limitation arrangement between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year period, as the contractual expense limitation will expire on [ ], 2007, unless renewed by the Adviser and the Fund. Although your actual returns and expenses may be higher or lower, based on these assumptions your costs would be:

------------------------------------------ ------------------ ------------------
                                             CLASS A SHARES     CLASS I SHARES
------------------------------------------ ------------------ ------------------

------------------------------------------ ------------------ ------------------
1 Year                                           [$___]         [$___]
------------------------------------------ ------------------ ------------------
3 Years                                          [$___]         [$___]
------------------------------------------ ------------------ ------------------

                               U.S. MULTICAP FUND


INVESTMENT GOAL

The Julius Baer U.S. Multicap Fund (the "Fund" or the "U.S. Multicap Fund") seeks to achieve long term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES


The principal objective of the U.S. Multicap Fund is to identify and invest in those companies the Adviser believes offer the best long-term capital appreciation potential, irrespective of a company's market capitalization. Under normal circumstances, the U.S. Multicap Fund will invest at least 80% of its net assets (including futures positions and borrowings for investment purposes) in U.S. equity securities and other securities with equity characteristics. The
Adviser manages the Fund as a core domestic equity product and is not constrained by a particular investment style. The Fund may invest in "growth" or "value" securities and will generally hold the securities of between forty and sixty companies at any given time.


The Adviser selects stocks by using an active fundamental process which combines financial analysis with first-hand company meetings and on-site visits to evaluate management teams and their strategies. The Adviser uses a "bottom-up" approach when recommending and selecting securities, focusing on individual stock selection rather than attempting to time the highs and lows of the market or concentrating investments in certain sectors or industries.

The Fund may invest 20% of its total assets in the stocks of foreign domiciled companies that are traded on domestic exchanges. The Fund may use derivatives for hedging purposes, to remain fully invested, to maintain liquidity, or to increase return.

THE KEY RISKS

You could lose money on your investment in the U.S. Multicap Fund, or the Fund could return less than other investments. Some of the main risks of investing in the Fund are listed below:


o Stock Market Risk: the possibility that the Fund's investments in equity securities will lose value because of declines in the stock market, regardless of how well the companies in which the Fund invests perform. This risk also includes the risk that the stock price of one or more of the companies in the Fund's portfolio will fall, or fail to increase. A company's stock performance can be adversely affected by many factors, including general financial market conditions and specific factors related to a particular company or industry. This risk is generally increased for companies in developing industries, which tend to be more vulnerable to adverse developments.


o Smaller Companies Risk: The U.S. Multicap Fund will invest in companies of all sizes, including small capitalization companies. Generally, smaller and less-seasoned companies have greater potential for rapid growth. Small capitalization companies also are often characterized by being more volatile in price than larger companies, especially over the short term, and such risks become inherent to the Fund. Smaller companies may lack the management experience, financial resources, competitive strengths and product /service depth and diversification of larger companies. In addition to these factors, smaller companies generally have less investment research coverage, lower average daily trading volume, less liquidity, and greater susceptibility to fluctuations in both stock price and company performance when facing particular economic events, market trends, or competitive market factors than larger, more broadly diversified companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. As a result, if the Fund wants to sell a large quantity of a particular holding, it may have to sell at a lower price than the manager prefers, or it may have to sell the holding in smaller quantities over a greater period of time.


o Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. The Fund has the greatest exposure to liquidity risk due to its investments in derivatives and securities with substantial market and credit risk.

o Foreign Investment Risk: the possibility that the Fund's investments in foreign securities will lose value because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors.


o Derivatives Risk: the possibility that the Fund will suffer a loss from its use of options, futures, swaps and warrants, which are forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument.



Further information about these risks is provided in the section "RISKS OF INVESTING IN THE FUNDS."

THE FUND'S PERFORMANCE

    As of the date of this Prospectus, the Fund has been in operations for less than one calendar year. Since the Fund has less than a full calendar year of operations, performance results have not been provided. The Fund currently offers two separate classes of shares: Class A shares and Class I shares.

THE FUND'S FEES AND EXPENSES

    THE TABLES BELOW DESCRIBE THE ESTIMATED FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE U.S. MULTICAP FUND.

------------------------------------------ ------------------ ------------------
      ANNUAL FUND OPERATING EXPENSES
        (expenses that are deducted
             from Fund assets)               CLASS A SHARES     CLASS I SHARES
------------------------------------------ ------------------ ------------------
Management Fees                                  0.75%               0.75%
------------------------------------------ ------------------ ------------------
Distribution and/or Service (12b-1) Fees         0.25%               None
------------------------------------------ ------------------ ------------------
Other Expenses(1)                                [ ]%                [ ]%
                                                 ----                ----
------------------------------------------ ------------------ ------------------
Total Annual Fund Operating Expenses(1)          [ ]%                [ ]%
------------------------------------------ ------------------ ------------------
Less Expense Reimbursement(2)                    [ ]%                [ ]%
------------------------------------------ ------------------ ------------------
Net Expenses                                     [ ]%                [ ]%
------------------------------------------ ------------------ ------------------

(1) Other expenses are based on estimated amounts for the current fiscal year.


(2) The Adviser has contractually agreed to reimburse certain expenses of the Fund through [ ], 2007, so that the net annual operating expenses of the Fund based on average net assets are limited to the net annualized expense ratio of [ ]% and [ ]% of the average daily net assets of the Class A and Class I shares, respectively (the "Expense Limitation"). This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

The following example is intended to help you compare the cost of investing in the U.S. Multicap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the contractual expense limitation arrangement between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year period, as the contractual expense limitation will expire on [ ], 2007, unless renewed by the Adviser and the Fund. Although your actual returns and expenses may be higher or lower, based on these assumptions your costs would be:

------------------------------------------ ------------------ ------------------
                                             CLASS A SHARES     CLASS I SHARES
------------------------------------------ ------------------ ------------------

------------------------------------------ ------------------ ------------------
1 Year                                           [$___]         [$___]
------------------------------------------ ------------------ ------------------
3 Years                                          [$___]         [$___]
------------------------------------------ ------------------ ------------------

                              INVESTMENT STRATEGIES

The Funds' principal investment strategies and risks are summarized above in the sections entitled "RISK/RETURN SUMMARIES." A more complete description of the Funds' investments and strategies and their associated risks is provided below and in the SAI. The Funds may also invest in other securities and are subject to further restrictions and risks that are described in the SAI.


                               U.S. MICROCAP FUND

THE FUND'S INVESTMENT GOAL

The U.S. Microcap Fund seeks to achieve long term growth of capital.

THE FUND'S INVESTMENT STRATEGIES

The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of equity securities of very small U.S. companies. In addition to the strategies discussed earlier, the Fund may also engage in some or all of the strategies discussed here or in the SAI.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including futures positions and borrowings for investment purposes) in equity securities and other securities with equity characteristics of U.S. micro capitalization or "microcap" companies, as determined at the time of purchase. Generally, the Adviser will choose securities of companies within the market capitalization range of companies in the Russell 2000 and Russell Microcap indices. The Adviser manages the Fund as a core domestic equity product and is not constrained by a particular investment style. The Fund may invest in "growth" or "value" securities and generally will hold the securities of between forty and seventy companies at any given time.

The Fund has a bias toward U.S. micro capitalization stocks. However, it may invest in stocks of foreign domiciled companies that are traded on domestic exchanges and larger capitalization stocks. The Fund may also invest in REIT's, ADR's, ETF's and Rule 144A securities.

The Adviser selects stocks by using an active fundamental process which combines financial analysis with first-hand company meetings and on-site visits to evaluate management teams and their strategies. The Adviser uses a "bottom-up" approach when recommending and selecting securities, focusing on individual stock selection rather than attempting to time the highs and lows of the market or concentrating investments in certain sectors or industries.

The Adviser generally selects companies which the Adviser believes to have emerging or dominant positions in their niche markets. Other considerations include accelerating sales and earning levels above consensus forecasts, estimated above-average growth in revenues and earnings, improving gross or operating margins, operating leverage of their business model, an improving regulatory environment, strengthening industry fundamentals and long term growth potential with manageable levels of debt.

The Fund may use derivative instruments, including futures, options, swaps and warrants. Derivative instruments are financial contracts, the value of which is based on an underlying security, a currency exchange rate, an interest rate or a market index. Futures contracts commit the parties to a transaction at a time in the future at a price determined when the transaction is initiated. Options differ from futures contracts in that the buyer of the option has no obligation to perform under the contract. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments. Parties may exchange streams of interest rate payments, or virtually any payment stream as agreed to by the parties. The Fund may use derivatives for hedging purposes and to remain fully invested, to maintain liquidity or to increase total return. Derivatives involve special risks, which are discussed under RISKS OF INVESTING IN THE FUNDS

                               U.S. SMALLCAP FUND

THE FUND'S INVESTMENT GOAL

The U.S. Smallcap Fund seeks long term growth of capital


THE FUND'S INVESTMENT STRATEGIES

The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of equity securities of U.S. small capitalization companies. In addition to the strategies discussed earlier, the Fund may also engage in some or all of the strategies discussed here or in the SAI.


Under normal circumstances, the Fund will invest at least 80% of its net assets (including futures positions and borrowings for investment purposes) in equity securities and other securities with equity characteristics of U.S. small capitalization companies determined at the time of purchase. The small capitalization equity universe is broadly defined as the bottom 15% of the total domestic equity market capitalization. Generally, the Adviser will choose securities of companies within the market capitalization range of companies in the Russell 2000 Index. Such definition will be applied at the time of investment and the Fund will not be required to sell a stock because a company has grown outside the market capitalization range of small capitalization stocks. The Adviser manages the Fund as a core domestic equity product and is not constrained by a particular investment style. The Fund may invest in "growth" or "value" securities and generally holds between forty to sixty securities at any given time.


The Fund has a bias toward U.S. small capitalization stocks. However, it may invest in stocks of foreign domiciled companies that are traded on domestic exchanges and larger capitalization stocks. The Fund may also invest in REIT's, ADR's, ETF's and Rule 144A securities.

The Adviser selects stocks by using an active fundamental process which combines financial analysis with first-hand company meetings and on-site visits to evaluate management teams and their strategies. The Adviser uses a "bottom-up" approach when recommending and selecting securities, focusing on individual stock selection rather than attempting to time the highs and lows of the market or concentrating investments in certain sectors or industries.

The Adviser generally selects securities in companies which the Adviser believes to have emerging or dominant positions in their niche markets. Other considerations include accelerating sales and earnings levels above consensus forecasts, estimated above-average growth in revenues and earning, improving gross or operating margins, operating leverage of their business model, an improving regulatory environment, strengthening industry fundamentals and long term growth potential with manageable levels of debt.

The Fund may use derivative instruments, including futures, options, swaps and warrants. Derivative instruments are financial contracts, the value of which is based on an underlying security, a currency exchange rate, an interest rate or a market index. Futures contracts commit the parties to a transaction at a time in the future at a price determined when the transaction is initiated. Options differ from futures contracts in that the buyer of the option has no obligation to perform under the contract. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments. Parties may exchange streams of interest rate payments, or virtually any payment stream as agreed to by the parties. The Fund may use derivatives for hedging purposes and to remain fully invested, to maintain liquidity or to increase total return. Derivatives involve special risks, which are discussed under RISKS OF INVESTING IN THE FUNDS

                                U.S. MIDCAP FUND

THE FUND'S INVESTMENT GOAL

The U.S. Midcap Fund seeks to achieve long term growth of capital.

THE FUND'S INVESTMENT STRATEGIES

The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of equity securities of U.S. mid capitalization companies. In addition to the strategies discussed earlier, the Fund may also engage in some or all of the strategies discussed here or in the SAI.

Under normal circumstances, the Fund invests at least 80% of its net assets (including futures positions and borrowings for investment purposes) in equity securities and other securities with equity characteristics of U.S. mid capitalization companies determined at the time of purchase. The mid capitalization equity universe is broadly defined as including companies that are above the bottom 10%, but not above the bottom 50% of the total domestic equity market capitalization. Generally, the Adviser will choose securities of companies within the market capitalization range of companies in the Russell Midcap Index. Such definition will be applied at the time of investment and the Fund will not be required to sell a stock because a company has grown outside the market capitalization range of mid capitalization stocks. The Adviser manages the Fund as a core domestic equity product and is not constrained by a particular investment style. The Fund may invest in "growth" or "value" securities and will generally hold the securities of between forty and sixty companies at any given time.

The Fund has a bias toward U.S. mid capitalization stocks. However, it may invest in stocks of foreign domiciled companies that are traded on domestic exchanges and both smaller and larger capitalization stocks. The Fund may also invest in REIT's, ADR's, ETF's and Rule 144A securities.

The Adviser selects stocks by using an active fundamental process which combines financial analysis with first-hand company meetings and on-site visits to evaluate management teams and their strategies. The Adviser uses a "bottom-up" approach when recommending and selecting securities, focusing on individual stock selection rather than attempting to time the highs and lows of the market or concentrating investments in certain sectors or industries.

The Adviser generally selects securities in companies which the Adviser believes to have emerging or dominant positions in their niche markets. Other considerations include accelerating sales and earning levels above consensus forecasts, estimated above-average growth in revenues and earnings, improving gross or operating margins, operating leverage of their business model, an improving regulatory environment, strengthening industry fundamentals and long term growth potential with manageable levels of debt.

The Fund may use derivative instruments, including futures, options, swaps and warrants. Derivative instruments are financial contracts, the value of which is based on an underlying security, a currency exchange rate, an interest rate or a market index. Futures contracts commit the parties to a transaction at a time in the future at a price determined when the transaction is initiated. Options differ from futures contracts in that the buyer of the option has no obligation to perform under the contract. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments. Parties may exchange streams of interest rate payments, or virtually any payment stream as agreed to by the parties. The Fund may use derivatives for hedging purposes and to remain fully invested, to maintain liquidity or to increase total return. Derivatives involve special risks, which are discussed under RISKS OF INVESTING IN THE FUNDS

                               U.S. MULTICAP FUND

THE FUND'S INVESTMENT GOAL

The U.S. Multicap Fund seeks to achieve long term growth of capital.

THE FUND'S INVESTMENT STRATEGIES

The Fund seeks to achieve its goal by investing primarily in a portfolio of equity securities irrespective of a company's market capitalization. In addition to the strategies discussed earlier, the Fund may also engage in some or all of the strategies discussed here or in the SAI.

The principal objective of the Fund is to identify and invest in those companies the Adviser believes offer the best long-term capital appreciation potential, irrespective of a company's market capitalization. Under normal circumstances, the Fund will invest at least 80% of its net assets (including futures positions and borrowings for investment purposes) in U.S. equity securities and other securities with equity characteristics. The Adviser manages the Fund as a core domestic equity product and is not constrained by a particular investment style. The Fund may invest in "growth" or "value" securities and will generally hold the securities of between forty and sixty companies at any given time.

The Fund has a bias toward U.S. stocks. However, it may invest in stocks of foreign domiciled companies that are traded on domestic exchanges. The Fund may also invest in REIT's, ADR's, ETF's and Rule 144A securities.

The Adviser selects stocks by using an active fundamental process which combines financial analysis with first-hand company meetings and on-site visits to evaluate management teams and their strategies. The Adviser uses a "bottom-up" approach when recommending and selecting securities, focusing on individual stock selection rather than attempting to time the highs and lows of the market or concentrating investments in certain sectors or industries.

The Adviser generally selects securities in companies which the Adviser believes to have emerging or dominant positions in their targeted markets. Other considerations include accelerating sales and earnings levels above consensus forecasts, estimated above-average growth in revenues and earning, improving gross or operating margins, operating leverage of their business model, an improving regulatory environment, strengthening industry fundamentals and long term growth potential with manageable levels of debt.

The Fund may use derivative instruments, including futures, options, swaps and warrants. Derivative instruments are financial contracts, the value of which is based on an underlying security, a currency exchange rate, an interest rate or a market index. Futures contracts commit the parties to a transaction at a time in the future at a price determined when the transaction is initiated. Options differ from futures contracts in that the buyer of the option has no obligation to perform under the contract. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments. Parties may exchange streams of interest rate payments, or virtually any payment stream as agreed to by the parties. The Fund may use derivatives for hedging purposes and to remain fully invested, to maintain liquidity or to increase total return. Derivatives involve special risks, which are discussed under RISKS OF INVESTING IN THE FUNDS

                         RISKS OF INVESTING IN THE FUNDS

Please refer to the SAI for a more complete description of the risks described below and other risks of investing in the Funds.


o Derivatives Risk. Derivatives are used to limit risk in a Fund or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities;
   (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences. In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and presents even greater risk of loss when these instruments are leveraged.

o Foreign Investment Risk. A Fund that invests in foreign securities is subject to risks such as fluctuation in currency exchange rates, price volatility, regulations on stock exchanges, less stringent accounting, reporting and disclosure requirements, limited legal recourse and other considerations. In the past, equity instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

o Leveraging Risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's securities. The use of derivatives may also create leveraging risk. To limit such leveraging risk, the Fund observes asset segregation requirements to cover its obligations under derivative instruments.

o Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. The Fund has the greatest exposure to liquidity risk due to its investments in equity securities of smaller companies, securities with substantial market and credit risk, and derivatives.


o Smaller Companies Risk: The Funds will invest significantly in small or very small capitalization companies. Generally, smaller and less-seasoned companies have greater potential for rapid growth. Microcaps also are often characterized by being more volatile in price than larger companies, especially over the short term, and such risks become inherent to the Fund. Smaller companies may lack the management experience, financial resources, competitive strengths and product /service depth and diversification of larger companies. In addition to these factors, smaller companies generally have less investment research coverage, lower average daily trading volume, less liquidity, and greater susceptibility to fluctuations in both stock price and company performance when facing particular economic events, market trends, or competitive market factors than larger, more broadly diversified companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. As a result, if the Fund wants to sell a large quantity of a particular holding, it may have to sell at a lower price than the manager prefers, or it may have to sell the holding in smaller quantities over a greater period of time. Given these risks, an investment in the Funds may be more suitable for long-term investors who are willing to bear the risk of such price fluctuations.


o Stock Market Risk. The Fund is subject to the risk that stock prices in general may decline over short or even extended periods, and that as a consequence, the Funds' investments in equity securities will lose value, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. Common stock prices tend to go up and down more than those of bonds. A company's stock performance can be adversely affected by many factors, including general financial market conditions and specific factors related to a particular company or industry. This risk is generally increased for smaller and mid-sized companies, or companies in developing industries, which tend to be more vulnerable to adverse developments.


o Other Potential Risks. Each Fund may take temporary defensive positions in response to adverse market, economic, political or other conditions. During these times, a Fund may not achieve its investment goal. Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment goal, or depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic, political or other conditions. There is an inherent risk in owning portfolio of securities and developing strategies for selling, trading, or purchasing those securities and additional securities. The risk is that other actors in the market, acting in concert or individually, could develop or obtain a listing of a Fund's current portfolio holding and recent trading activity, that information could be used in a way that could negatively affect that Fund's portfolio or the Fund's subsequent portfolio trading activity. In order to minimize this risk, the Fund's have adopted policies and procedures with respect to the disclosure of the Fund's portfolio holdings. Please see the SAI for a description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities.


                              THE FUNDS' MANAGEMENT

INVESTMENT ADVISER


Julius Baer Investment Management LLC ("JBIM" or "Adviser"), located at 330 Madison Avenue, New York, NY 10017, manages the Funds. The Adviser is responsible for running all of the operations of the Funds, except for those that are subcontracted to the custodian, fund accounting agent, transfer agent, distributor and administrator. The Adviser is a registered investment adviser and a majority owned subsidiary of Julius Baer Securities Inc. ("JBS"). JBS, located at 330 Madison Avenue, New York, NY, 10017, is a wholly owned subsidiary of Julius Baer Holding Ltd. ("JBH") of Zurich, Switzerland. (JBH, its subsidiaries and affiliates are referred to as the Julius Baer Group.) As of [ ], 2006, JBIM had assets under management of approximately $[__] billion.


Under the advisory agreements for the U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund and U.S. Multicap Fund, the Adviser is entitled to a fee for providing investment advisory services at the annual rate of [___%] of the average daily net assets of the Funds. The Adviser has currently agreed to reimburse each Fund for expenses that exceed the annualized expense ratio of [____%] and [____%] of the average daily net assets of the Class A shares and Class I shares, respectively. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. Under certain circumstances, the Adviser may recapture any amounts reimbursed. Please refer to "THE FUND'S FEES AND EXPENSES" table in the "RISK/RETURN SUMMARY" section of this Prospectus for more information regarding the Expense Limitation of the Fund.

The Adviser or its affiliates may pay from its own resources compensation to investment advisers and others for investor servicing, including handling potential investor questions concerning the Funds, assistance in the enhancement of relations and communications between each Fund and investors, assisting in the establishment and maintenance of investor accounts with each Fund and providing such other services as in the Adviser's view will assist investors in establishing and maintaining relationships with the Funds. See "DISTRIBUTION AND SHAREHOLDER SERVICING PLANS--CLASS A SHARES."

A discussion regarding the basis for the Board's approval of the investment advisory contracts of the Funds will be available in the Funds' SAI.

PORTFOLIO MANAGEMENT OF THE FUNDS

The portfolio managers listed below are primarily responsible for the day-to-day management of the respective Fund. For additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities of the Funds they manage, please consult the Funds' SAI.


U.S. MICROCAP FUND, U.S. SMALLCAP FUND AND U.S. MIDCAP FUND

SAMUEL A. DEDIO joined Julius Baer Investment Management LLC in 2006 as a Senior Portfolio Manager focusing on U.S. micro, small and midcap equities. Prior to this, he spent seven years at Deutsche Asset Management, most recently as Managing Director, Lead Portfolio Manager and Head of U.S. and Small Cap Investment Management. His previous positions also include Senior Industry Analyst at Ernst & Young, LLP and Equity Analyst with both Evergreen Asset Management and Standard & Poor's Corp. Samuel received an MS in Accounting from American University's Kogod School of Business and a BA in Business Administration from William Paterson University.


U.S. MULTICAP FUND

SAMUEL A. DEDIO joined Julius Baer Investment Management LLC in 2006 as a Senior Portfolio Manager focusing on U.S. micro, small and midcap equities. Prior to this, he spent seven years at Deutsche Asset Management, most recently as Managing Director, Lead Portfolio Manager and Head of U.S. and Small Cap Investment Management. His previous positions also include Senior Industry Analyst at Ernst & Young, LLP and Equity Analyst with both Evergreen Asset Management and Standard & Poor's Corp. Samuel received an MS in Accounting from American University's Kogod School of Business and a BA in Business Administration from William Paterson University.

BRETT GALLAGHER, First Vice President and Deputy Chief Investment Officer of JBIM since January 1999 and has co-managed the Julius Baer Global Equity Fund Inc. since July 1, 2004. Mr. Gallagher is primarily responsible for the day-to-day management of the Global Equity Fund and is responsible for the Global Equity Fund's domestic investments.


                             INVESTING IN THE FUNDS

PRICING OF FUND SHARES

Each Fund's share price, also called net asset value ("NAV"), is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange ("NYSE") is open. Each Fund calculates the NAV per share, generally using market prices, by dividing the total value of a Fund's net assets by the number of the shares outstanding. NAV is calculated separately for each Class of a Fund. Shares are purchased or sold at the next offering price determined after your purchase or sale order is received in good order by the Funds or their authorized agents. A request is in good order when the Funds or their authorized agent have received a completed application or appropriate instruction along with the intended investment, and any other required documentation in accordance with the Funds' or their authorized agents' procedures. The offering price is the NAV.

Each Fund's investments are valued based on market value or, if no market value is available, based on fair value as determined through methods approved by the Board. The Board has identified certain circumstances in which the use of fair value pricing method is necessary. For options and warrants, a fair value price may be determined using an industry accepted modeling tool. In addition, the Fund's Pricing Committee may determine the fair value price based upon factors that include the type of the security, the initial cost of the security and price quotations from dealers and/or pricing services in similar securities or in similar markets.

Some specific pricing strategies follow:

o All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost which the Board has determined represents fair value; and

o Securities traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the mean of the current quoted bid and asked prices.


SIGNIFICANT EVENTS. The closing prices of securities may not reflect their market values at the time the Funds calculate their respective NAVs if an event that materially affects the value of those securities (a "Significant Event") has occurred since the closing prices were established before the Funds' NAV calculations. Examples of Significant Events include: events that relate to a single issuer or to an entire market sector; significant fluctuations in domestic or foreign markets or other financial indicators; and occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, corporate actions or significant government actions. In such instances, the Funds may determine whether to utilize fair value pricing.

To the extent each Fund invests in other open-end funds, the Fund will calculate its NAV based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use fair value pricing and the effects of such fair value pricing.

Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Funds' NAVs by short-term traders. While the Funds have policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

PURCHASING YOUR SHARES

> INVESTOR ALERTS:

o A Fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

o Shares of the Funds have not been registered for sale outside of the United States and its territories.

You should read this Prospectus carefully and then determine how much you want to invest and which class of shares you should purchase. Check below to find the minimum investment amount required as well as to learn about the various ways you can purchase your shares.


SHARE CLASSES

Each Fund offers two classes of shares: Class A and Class I. The classes receive different services and pay different fees and expenses. Class A shares pay a Rule 12b-1 distribution fee or a shareholder servicing fee. Class I shares do not pay these fees.

Class I shares are offered primarily for direct investment by institutional investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, trusts, banks, brokers, companies and high net worth individuals. Class I shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

INVESTMENT MINIMUMS

-------------------------- ------------------------------------ ----------------
                                         CLASS A+                 CLASS I+

-------------------------- ------------------------------------ ----------------
                           INITIAL          ADDITIONAL          INITIAL
TYPE OF INVESTMENT         INVESTMENT       INVESTMENT          INVESTMENT
-------------------------- ---------------- ------------------- ----------------
Regular account            $1,000           $1,000              $1,000,000*
-------------------------- ---------------- ------------------- ----------------
Individual Retirement
  Account (IRA)            $100             No Minimum Amount   $1,000,000*
-------------------------- ---------------- ------------------- ----------------
Tax deferred retirement
  plan other than an IRA   $500             No Minimum Amount   $1,000,000*
-------------------------- ---------------- ------------------- ----------------

+ Certain related accounts may be aggregated at management's discretion for purposes of meeting the initial minimum investment. Account minimums, whether initial or subsequent, do not apply at the sub-account level for, plan participants of 401k plans, model-based platforms, asset based fee programs, or assets linked to fee based registered investment advisors. Due to the economies of scale that such parties introduce, management considers the entire relationship for the purposes of meeting the investment minimum criteria.

*  There is no minimum subsequent investment for Class I shares.


You may purchase Class I shares only if you meet one of the above-stated criteria under "SHARE CLASSES" and you meet the mandatory monetary minimums set forth in the table. If you do not qualify to purchase Class I shares and you request to purchase Class I shares, your request will be treated as a purchase request for Class A shares or declined.

The following investors may purchase Class I shares with no minimum initial investment requirement: Board members and officers of the Funds, the Bank Julius Baer Employees 401(k) Savings Plan and the Bank Julius Baer Co., Ltd. Retirement Plan. The Funds, at their discretion, may waive the minimum initial investment requirements for other categories of investors.

You can invest in Fund shares in the following ways:

THROUGH A BROKER

o You can purchase shares through a broker that has a relationship with Quasar Distributors, LLC ("Quasar" or "Distributor"), the distributor of the Funds' shares. The Distributor is located at 615 East Michigan Street, Milwaukee, WI 53202. If your broker does not have a relationship with Quasar, you may be charged a transaction fee. If the broker does not have a selling group agreement, the broker would need to enter into one before making purchases for its clients.

o If you buy shares through a broker, the broker is responsible for forwarding your order to the Transfer Agent in a timely manner. If you place an order with a broker that has a relationship with the Distributor and/or directly with the Funds by 4:00 p.m. (Eastern time) on a day when the NYSE is open for regular trading, you will receive that day's price and be invested in the Fund on that day.

o As noted above, the Distributor has entered into contractual agreements pursuant to which orders received by your broker before the close of the NYSE will be processed at the NAV determined on that day if received by the Transfer Agent in a timely manner. The

Distributor and/or Transfer Agent, through use of selling and service agreements and other measures, will use its best efforts to ensure receipt by the processing organization prior to 4:00 p.m. (Eastern time) and to protect the Funds from prohibited activity by brokers.

o You may also be able to purchase shares through a broker that does not have a direct relationship with the Distributor. Orders from such a broker received by the Transfer Agent by 4:00 p.m. (Eastern time) on a day when the NYSE is open for regular trading will be effected that day. Your broker may charge you a transaction fee. Please discuss any transaction fees with your broker.

o You may add to an account established through any broker either by contacting your broker or directly through the Transfer Agent by using one of the methods below. If you purchase shares through an intermediary, that party is responsible for transmitting your orders to purchase and sell shares.

THROUGH RETIREMENT PLANS

RETIREMENT PLANS. For information about investing in a Fund through a tax-deferred retirement plan, such as an Individual Retirement Account ("IRA"), self-employed retirement plan (H.R.10), a Simplified Employee Pension IRA ("SEP-IRA") or a profit sharing and money purchase plan, an investor should telephone the Transfer Agent at (800) 387-6977 or write to the Transfer Agent at the address shown on the back cover of the prospectus.

> INVESTOR ALERT: You should consult your tax adviser about the establishment of retirement plans.

o You may invest in a Fund through various Retirement Plans. The Funds' shares are designed for use with certain types of tax qualified retirement plans including defined benefit and defined contribution plans.

o Please refer to directions received through your employer's plan, the Transfer Agent or your financial adviser.

Class I shares are not appropriate for IRA accounts other than IRA rollover accounts.

o For further information about any of the plans, agreements, applications and annual fees, contact the Transfer Agent or your financial adviser.

PURCHASES BY MAIL

To make an initial purchase by mail:

o  Complete an Application.

o Mail the Application, together with a check made payable to Julius Baer Investment Funds:

BY MAIL:                                BY OVERNIGHT OR EXPRESS MAIL TO:
Julius Baer Funds                       Julius Baer Funds
c/o U.S. Bancorp Fund Services, LLC     c/o U.S. Bancorp Fund Services, LLC
P.O. Box  701                           615 East Michigan Street 3rd Floor,
Milwaukee, WI 53201-0701                Milwaukee, WI 53202


The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase applications or redemption requests does not constitute receipt by the Transfer Agent of the Fund. Payment should be made in U.S. dollars with checks drawn on a U.S. bank, savings and loan, or credit union. The Funds do not accept third party checks, foreign checks, U.S. Treasury checks, credit card checks, starter checks, money orders, cashier's checks under $10,000, or cash.

To make a subsequent purchase by mail:

o Subsequent investments may be made in the same manner as an initial purchase, but you need not include an Application. When making a subsequent investment, use the return remittance portion of your most recent confirmation statement, or indicate on the face of your check, the name of the Fund in which the investment is to be made, the exact title of the account, your address, and your Fund account number.

In compliance with the USA Patriot Act of 2001, please note that the Funds' Transfer Agent will verify certain information on your account application as part of the Funds' Anti-Money Laundering Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received. Please contact the Funds' Transfer Agent at (800) 387-6977 if you need additional assistance when completing your application.

PURCHASES BY WIRE

To make an initial purchase by wire:

o If you are making an initial investment in a Fund, before you wire funds, please contact the Julius Baer Funds at (800) 387-6977 to make arrangements with a Service Representative to submit your completed application via mail or overnight delivery. Upon receipt of your application, your account will be established and a Service Representative will contact you to provide an account number and wiring instructions. You may then contact your bank to initiate the wire (your bank may charge a fee). Wire funds to:

    U.S. Bank, N.A.
    777 East Wisconsin Avenue,
    Milwaukee, WI 53202,
    ABA No. 075000022
    Credit U.S. Bancorp Fund Services, LLC,
    DDA No. 112-952-137
    Attn.: Julius Baer Funds, Fund Name, New Account
    For: Account Name (Name of Investor).

o The wire must specify the Fund in which the investment is being made, account registration, and account number. To make a subsequent purchase by wire:

o Before sending your wire, please contact the Julius Baer Funds at (800) 387-6977 to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

AUTOMATIC INVESTMENT PLAN (AIP)

Once your account has been opened, you may make regular monthly or quarterly investments automatically in amounts of not less than $100 per month in Class A Shares of a Fund. You will need to complete the appropriate section of the application to do this, and your financial institution must be a member of the Automated Clearing House ("ACH") network. If your bank rejects your payments the Funds' Transfer Agent will charge a $25 fee to your account. Any request to change or terminate your AIP should be submitted to the Transfer Agent 5 days prior to effective date. Call the Fund at (800) 387-6977 for further information. If you redeem shares purchased via the AIP within 15 days, the Transfer Agent may delay payment until it is assured that the purchase has cleared your account.

PROCESSING ORGANIZATIONS

You may purchase shares of a Fund through a "Processing Organization," (for example, a mutual fund supermarket), which includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator and any other institutions having a selling, administration or any similar agreement with the Funds and/or JBIM. The Funds have authorized certain Processing Organizations to accept purchase and sale orders on their behalf. Before investing in a Fund through a Processing Organization, you should read any materials provided by the Processing Organization in conjunction with this Prospectus.

When you purchase shares in this way, the Processing Organization may:

o  charge a fee for its services;

o  act as the shareholder of record of the shares;

o  set different minimum initial and additional investment requirements;

o  impose other charges and restrictions; and

o designate intermediaries to accept purchase and sale orders on the Funds' behalf.

The Funds consider a purchase or sales order as received when an authorized Processing Organization, or its authorized designee, accepts the order in accordance with the Processing Organization's procedures. These orders will be priced based on a Fund's NAV determined after such order is accepted. The Distributor and/or Transfer Agent, through use of selling and service agreements and other measures, will use its best efforts to ensure receipt by the processing organization prior to 4:00 p.m. (Eastern time) and to protect the Funds from prohibited activity by brokers.

Shares held through a Processing Organization may be transferred into your name following procedures established by your Processing Organization and the Funds. Certain Processing Organizations may receive compensation from the Funds, the Adviser or their affiliates. See "DISTRIBUTION AND SHAREHOLDER SERVICING PLANS--CLASS A SHARES."

ADDITIONAL INFORMATION

If your purchase transaction is canceled due to nonpayment or because your check or AIP does not clear, you will be responsible for any loss the Fund or its agents incur and you will be subject to a fee of $25.00. If you are an existing shareholder, shares will be redeemed from other accounts, if necessary, to reimburse the Fund and you will be liable for any losses or fees incurred by the Fund or its agents. In addition, you may be prohibited or restricted from making further purchases.

EXCHANGING YOUR SHARES

EXCHANGE PRIVILEGE

Shareholders of record may exchange shares of a Fund for shares of the appropriate class of any other Fund of the Julius Baer Investment Funds (with the exception of the International Equity Fund, which is limited to exchanges by existing shareholders of this fund) or the Julius Baer Global Equity Fund Inc. on any business day, by contacting the Transfer Agent directly. This exchange privilege may be changed or canceled by the Fund at any time upon 60 days' notice. Exchanges are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise. A notary public cannot guarantee signatures. You should submit your written exchange request to the Transfer Agent at the address under "PURCHASES BY MAIL." The minimums for purchasing apply for exchanges. Please remember that exercising the exchange privilege consists of two transactions: a sale of shares in one fund and the purchase of shares in another so that there may be tax consequences of the exchange. A shareholder could realize short- or long-term capital gains or losses. An exchange request received prior to market close will be made at that day's closing NAVs. In order to exercise the exchange privilege over the telephone, shareholders need to select this option on their shareholder application. Please note that the Transfer Agent will charge your account a $5.00 fee for every exchange made via telephone.



EXCHANGES BY TELEPHONE

To exchange shares by telephone:

o   Call (800) 387-6977.

o Shares exchanged by telephone must adhere to the minimum investment requirements.

o Exchange requests received after 4:00 p.m. (Eastern Time) will be processed using the NAV determined on the next business day.

o During periods of unusual economic or market conditions, you may experience difficulty in effecting a telephone exchange. You should follow the procedures for exchanges by mail if you are unable to reach the Funds by telephone, but send your request by overnight courier to: Julius Baer Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

o The telephone exchange procedure may not be used to exchange shares for which certificates have been issued.

To exchange shares by telephone, you must indicate this on the Application. To authorize telephone exchanges after establishing your Fund account, send a signed written request to the Julius Baer Funds c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

Reasonable procedures are used to verify that telephone exchange instructions are genuine. If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions. A telephone exchange may be refused by a Fund if it is believed advisable to do so. Procedures for exchanging shares by telephone may be modified or terminated at any time. Please note that the Transfer Agent will charge your account a $5.00 fee for every exchange made via telephone.

EXCHANGES BY MAIL

To exchange shares by mail:

o Send a written request using the procedures for written redemption requests (however, no signature guarantee is required).

o If certificates for the shares being exchanged have been issued, the signed certificates and a completed stock power form must accompany your written request.

o   For further information, call (800) 387-6977.

REDEEMING YOUR SHARES

HOW TO REDEEM SHARES

You may redeem shares of a Fund on any day the NYSE is open, either directly or through your financial intermediary. The price you receive is the NAV per share next computed after your redemption request is received in proper form. Redemption proceeds generally will be sent to you on the next business day, but no later than seven days following redemption. However, if any portion of shares redeemed represent an investment made by check, payment of the proceeds may be delayed until the Transfer Agent is reasonably satisfied that the check has been cleared. This may take up to fifteen business days from the purchase date. Once a redemption request has been placed, it is irrevocable and may not be modified or canceled. Redemption requests received after 4:00 p.m. (Eastern Time) will be processed using the NAV per share determined on the next business day. Brokers and other financial intermediaries may charge a fee for handling redemption requests. Your right to redeem your shares could be suspended during certain circumstances.

REDEEMING SHARES BY MAIL


To redeem shares by mail:

Send a signed letter of instruction to: Julius Baer Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701. The letter of instruction should include the Fund Name, Shareholder Name, Account Number, the amount or shares to be redeemed and a signature guarantee if required.

o Additional documentation is required for the redemption of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners.

o Signature guarantees are required for all written requests to redeem shares with a value of more than $50,000 or if the redemption proceeds are to be mailed to an address other than that shown in your account registration. A signature guarantee must be provided by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees are acceptable to the Funds' Transfer Agent.

o Payment for the redeemed shares will be mailed to you by check at the address indicated in your account registration.

o   For further information, call (800) 387-6977.

REDEEMING SHARES BY TELEPHONE

To redeem shares by telephone:

o Call (800) 387-6977 between the hours of 8:00 a.m. and 7:00 p.m. (Central time) on any business day (i.e., any weekday exclusive of days on which the NYSE is closed). The NYSE is typically closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

o Specify the amount of shares you want to redeem (minimum $500, maximum $50,000)*.

o Provide the account name, as registered with the Funds, and the account number.

o Redemption proceeds either will be (i) mailed to you by check at the address indicated in your account registration, (ii) wired to an account at a commercial bank that you have previously designated or (iii) sent via electronic funds transfer through the ACH network to your pre-determined bank account. A $15.00 fee is charged to send proceeds by wire. This charge is subject to change without notice. Your bank may charge a fee to receive wired funds. There is no charge to send proceeds by ACH, however, credit may not be available for 2-3 days.

o During periods of unusual economic or market conditions, you may experience difficulty effecting telephone redemption. In that event, you should follow the procedures for redemption by mail, but send your written request by overnight courier to: Julius Baer Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

o The telephone redemption procedure may not be used to redeem shares for which certificates have been issued.

*  Special consideration may be given to certain omnibus or retirement accounts.

To redeem shares by telephone, you must indicate this on your Application and choose how the redemption proceeds are to be paid. To authorize telephone redemption after establishing your account, or to change instructions already given, send a signed written request to the Julius Baer Funds c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

Signatures must be guaranteed by a bank or trust company (not a notary public), a member firm of a domestic stock exchange or by another financial institution whose guarantees are acceptable to the Funds' Transfer Agent. You should allow approximately ten business days for the form to be processed.

Reasonable procedures are used to verify that telephone redemption requests are genuine. These procedures include requiring some form of personal identification and tape recording of conversations. If these procedures are followed, the Funds and their agents will not be liable for any losses due to unauthorized or fraudulent instructions. The Funds reserve the right to refuse a telephone redemption request, if it is believed advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice.

If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days.

THROUGH THE SYSTEMATIC WITHDRAWAL PLAN ("SWP")


If you have an account value of $10,000 or more in Class A shares of a Fund, you may redeem Class A shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal for Class A shares is $500. You may enroll in a SWP by completing the appropriate section on the Application. You may change your payment amount or terminate your participation by contacting the Transfer Agent five days prior to effective date.


SIGNATURE GUARANTEE REQUIRED

For your protection, a signature guarantee is required in the following situations:

o  If ownership is changed on your account

o When redemption proceeds are sent to other than the registered owner(s) at the address of record

o  When adding telephone redemption privileges to an existing account

o  When adding or changing fed wire or banking instructions on an account

o If a change of address request was received by the Transfer Agent within the last 15 days

o  Any redemption of shares with a value of more than $50,000

LOW ACCOUNT BALANCES

The Funds may sell your Class A shares if your account balance falls below $1,000 as a result of redemptions you have made, but not as a result of a reduction in value from changes in the value of the shares. The Funds may exchange your Class I shares for Class A shares of a Fund if your account balance falls below the applicable minimum investment amount for Class I shares as a result of redemptions you have made. The Funds will let you know if your shares are about to be sold or exchanged and you will have 60 days to increase your account balance to more than the minimum to avoid the sale or exchange of your Fund shares.

>> SPECIAL CONSIDERATION: Involuntary sales may result in sale of your Fund shares at a loss or may result in taxable investment gains.

RECEIVING SALE PROCEEDS

Redemption payment will typically be made on the next business day, but no later than the seventh business day, after receipt by the Funds' Transfer Agent of the written or telephone redemption request and, if required, a signature guarantee and any other necessary documents.

REDEMPTIONS IN-KIND

The Funds reserve the right to redeem your shares by giving you securities from the Fund's portfolio under certain circumstances, generally in connection with very large redemptions. See the SAI for further information.

EXCESSIVE PURCHASES AND REDEMPTIONS OR EXCHANGES


The Funds' Boards have adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. The Funds reserve the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING


To the extent that the Funds or their agents are unable to curtail excessive trading practices in a Fund, these practices may interfere with the efficient management of a Fund's portfolio. For example, such practices may result in a Fund maintaining higher cash balances, using its line of credit to a greater extent, or engaging in more frequent or different portfolio transactions than it otherwise would. Increased portfolio transactions or greater use of the line of credit could correspondingly increase a Fund's operating costs and decrease the Funds' investment performance; maintenance of higher cash balances could result in lower Fund investment performance during periods of rising markets.

Smaller capitalization stocks generally trade less infrequently. Certain investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (also referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund's portfolio, particularly in comparison to funds that invest in highly liquid securities, in part because the Fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large or frequent redemption requests.

The Funds have procedures designed to adjust (or "fair value") the closing market prices of securities under certain circumstances to reflect what they believe to be the fair value of the securities as of the Funds' valuation time. To the extent that a Fund imperfectly fair values securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

Purchases and exchanges of shares of the Funds should be made for investment purposes only. The Funds discourage and do not knowingly accommodate frequent purchases and redemptions of Fund shares. The Funds reserve the right to reject without prior notice any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason, including, among other things, the belief that such individual or group trading activity would be harmful or disruptive to a Fund.

The Funds have adopted a "purchase blocking policy" that prohibits a shareholder who has redeemed or exchanged Fund shares having a value of greater than $5,000 from investing in that Fund for 30 calendar days after such transaction. This prohibition will not apply to redemptions or exchanges by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. The Funds will work with intermediaries to develop procedures to implement this policy, or other procedures that the Funds determine are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt such procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or one that seeks to achieve the objectives of this policy.

Under the purchase blocking policy, the Fund will not prevent certain purchases and will not block certain redemptions, such as: systematic transactions where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

Although the Funds are not utilizing a round-trip policy , the Funds employ procedures to monitor trading activity on a periodic basis in an effort to detect excessive short-term trading activities. The procedures currently are designed to enable the Funds to identify undesirable trading activity based on one or more of the following factors: the number of transactions, purpose, amounts involved, period of time involved, past transactional activity, our knowledge of current market activity, and trading activity in multiple accounts under common ownership, control or influence, among other factors. Other than as described above, the Funds have not adopted a particular rule-set for identifying such excessive short-term trading activity. However, as a general matter, the Funds will treat any pattern of purchases and redemptions over a period of time as indicative of excessive short-term trading activity. If a Fund or the Transfer Agent believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, a Fund or the Transfer Agent may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Funds and the Transfer Agent seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Funds and the Transfer Agent also reserve the right to notify financial intermediaries of a shareholder's trading activity. The Funds may also permanently ban a shareholder from opening new accounts or adding to existing accounts in any Fund.

If excessive trading is detected in an omnibus account, the Funds shall request that the financial intermediary or plan sponsor take action to prevent the particular investor or investors from engaging in that trading. If the Funds determine that the financial intermediary or plan sponsor has not demonstrated adequately that it has taken appropriate action to curtail the excessive trading, the Funds may consider whether to terminate the relationship. Rejection of future purchases by a retirement plan because of excessive trading activity by one or more plan participants may impose adverse consequences on the plan and on other participants who did not engage in excessive trading. To avoid these consequences, for retirement plans, the Funds generally will communicate with the financial intermediary or plan sponsor and request that the financial intermediary or plan sponsor take action to cause the excessive trading activity by that participant or participants to cease. If excessive trading activity recurs, the Funds may refuse all future purchases from the plan, including those of plan participants not involved in the activity.

Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Funds to prevent their excessive trading, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the Funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Funds will not always be able to detect frequent trading activity, investors should not assume that the Funds will be able to detect or prevent all frequent trading or other practices that disadvantage the Funds. For example, the ability of the Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker or retirement plan administrator, maintains the record of a Fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a Fund, particularly among certain financial intermediaries such as financial advisers, brokers or retirement plan administrators. These arrangements often permit the financial intermediary to aggregate their clients' transaction and ownership positions in a manner that does not identify the particular underlying shareholder(s) to a Fund.

The identification of excessive trading activity involves judgments that are inherently subjective and the above actions alone or taken together with other means by which the Funds seek to discourage excessive trading cannot eliminate the possibility that such trading activity in the Funds will occur. See "EXCESSIVE PURCHASES AND REDEMPTIONS OR EXCHANGES" in the SAI for further information. The Funds currently do not charge a redemption fee. The Funds reserve the right, however, to impose such a fee or otherwise modify the Policy Regarding Excessive or Short-Term Trading at any time in the future.


DISTRIBUTION AND SHAREHOLDER SERVICING PLANS--CLASS A SHARES

Each Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") for its Class A shares. This plan allows each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to holders of Class A shares.

Under the plan, each Fund pays an annual fee of up to 0.25% of the average daily net assets of the Fund that are attributable to Class A shares. Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

PROCESSING ORGANIZATION SUPPORT PAYMENTS AND OTHER ADDITIONAL COMPENSATION ARRANGEMENTS

The financial adviser/Processing Organization through which you purchase your shares may receive all or a portion of Rule 12b-1 distribution and service fees described above. In addition, JBIM or one or more of its affiliates (for purposes of this section only, collectively JBIM), may make additional cash payments from their own resources, to certain Processing Organizations or other third parties as incentives to market the Fund shares or in recognition of their current or prior marketing, transaction processing and/or administrative services support. Such payments may also provide additional compensation to Processing Organizations or other third-parties that currently or in the past have sold, arranged for the sale or assisted in the sale of shares of the Funds. These payments may vary. This compensation from JBIM is not reflected in the fees and expenses listed in the fee table section of this Prospectus.

JBIM may make payments to key Processing Organizations that provide marketing support. In the case of any one Processing Organization, marketing support payments, with certain limited exceptions with certain limited exceptions, will not exceed 0.25% of the total net assets of each Fund attributable to the
Processing Organization, on an annual basis. In addition, Processing Organizations may offer fund shares through specialized programs such as retirement programs, qualified tuition programs or bank trust programs. JBIM may also make payments for administrative and marketing services provided by a Processing Organization relating to these programs. Payments for these arrangements may vary but generally will not exceed 0.25% of the total assets in the program, on an annual basis. To the extent permitted by Securities and Exchange Commission ("SEC") and NASD rules and other applicable laws and regulations, JBIM may pay or allow other promotional incentives or payments to Processing Organizations.

Further details about the payments made by JBIM and the services provided by your Processing Organization are set forth in the SAI. Your Processing
Organization may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your Processing Organization for information about any payments it receives from JBIM and any services it provides, as well as about fees and/or commissions it charges.

                             DISTRIBUTIONS AND TAXES

DISTRIBUTIONS


Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Income dividends are declared and paid by each Fund ANNUALLY. Distributions of any capital gains earned for each Fund will be made at least annually.


When you open an account, you may specify on your application how you want to receive your distributions. If you later want to change your selection, you may either submit a written request to or call US Bancorp at the address or telephone number shown on the back cover of this prospectus.

Each Fund offers four investment options:

        o Reinvest dividends and capital gain distributions in additional shares of the Fund. If you do not indicate a choice on your application, we will automatically reinvest your dividends and distributions.

        o Pay dividends in cash, reinvest capital gain distributions in additional shares of the Fund.

        o Pay capital gain distributions in cash, reinvest dividends in additional shares of the Fund.

        o Pay dividends and capital gain distributions in cash. The Funds will automatically reinvest all dividends under $10 in additional shares of the Funds.

Your distribution will be reinvested automatically in additional shares of the Fund in which you have invested, unless you have elected on your original application, or by written instructions filed with the Fund, to have them paid in cash. If you elect to receive dividends in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current NAV. All future distributions will be automatically reinvested in the shares of the Funds. No interest will accrue on amounts represented by uncashed distribution checks.

TAX INFORMATION

DISTRIBUTIONS: Each Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time a Fund holds its assets). Each Fund's distributions may be subject to federal income tax whether you choose to reinvest such dividends in additional shares of a Fund or to receive cash.

Any dividend or distribution received by a shareholder on shares of a Fund shortly after the purchase of such shares will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution.

ORDINARY INCOME: Income and short-term capital gains distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

LONG-TERM CAPITAL GAINS: Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares.

>> TAX ON SALE OF SHARES: Selling your shares may cause you to incur a taxable gain or loss.


STATEMENTS AND NOTICES: You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain foreign taxes paid by the Funds and certain distributions paid by the Funds during the prior tax year.


>> SPECIAL TAX CONSIDERATION: You should consult with your tax adviser to address your own tax situation.


FINANCIAL HIGHLIGHTS

As of the date of this Prospectus, the Fund has not commenced operations. Because the Fund has no operations, it has no financial highlights to report.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this Prospectus.

You can get free copies of the Funds' annual and semi-annual reports (once available), and the Funds' SAI, request other information about the Funds, and receive answers to your questions about the Funds by contacting the Transfer Agent at:

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street LC-3
Milwaukee,  WI 53202
(800) 387-6977

The Securities and Exchange Commission (SEC) maintains an Internet website (HTTP://WWW.SEC.GOV) that contains the SAI, material incorporated by reference, and other information about the Funds. You can also copy and review this information at the SEC's Public Reference Room in Washington, D.C., or you can obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-8090.

You may also obtain copies of this Prospectus, the SAI and annual and semi-annual reports (once available) of the Funds, and find more information about the Funds on the Internet at: www.us-funds.juliusbaer.com.

Investment Company Act file no. 811-6652

                                JULIUS BAER FUNDS

                   JULIUS BAER INVESTMENT FUNDS (the "Trust")

              Julius Baer U.S. Microcap Fund ("U.S. Microcap Fund") Julius Baer U.S. Smallcap Fund ("U.S. Smallcap Fund")
                Julius Baer U.S. Midcap Fund ("U.S. Midcap Fund")

              Julius Baer U.S. Multicap Fund ("U.S. Multicap Fund")



                           (collectively, the "Funds")

                       STATEMENT OF ADDITIONAL INFORMATION
                              [_____], 2006



This Statement of Additional Information (SAI) is not a Prospectus, but it relates to the prospectus of the Funds dated [_____], 2006, as amended and supplemented from time to time (the "Prospectus").



You can get a free copy of the Funds' Prospectus and SAI, request other information and discuss your questions about the Funds by contacting the Transfer Agent at:

                         U.S. Bancorp Fund Services, LLC
                             615 E. Michigan Street
                               Milwaukee, WI 53202
                                 (800) 387-6977

You can also obtain copies of the Prospectus, SAI and annual reports to shareholders from the Funds' website at http//www.us-funds.juliusbaer.com.

You can view the Funds' Prospectus as well as other reports at the Public Reference Room of the Securities and Exchange Commission ("SEC").

You can get text-only copies:


        For a fee by writing to or calling the Public Reference Room of the SEC, Washington, D.C. 20549-6009.
        Telephone:  1-202-551-8090
        E-mail address:  publicinfo@sec.gov
        Free from the SEC's Internet website at http://www.sec.gov.

CONTENTS                                                                    PAGE


History of the Funds

Description of the Funds, Their Investments and Risks

Common Investment Strategies

Investment Limitations

Disclosure of Funds' Portfolio Holdings

Management of the Funds

Capital Stock

Additional Purchase and Redemption Information

Additional Information Concerning Exchange Privilege

Additional Information Concerning Taxes

Independent Registered Public Accounting Firm

Counsel

Financial Statements

Appendix A - Description of Ratings

Appendix B - Proxy Voting Guidelines Summary

                              HISTORY OF THE FUNDS

The Trust was formed as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated April 30, 1992, and amended on June 22, 1992, September 16, 1993, January 27, 1995, July 1, 1998, October 16, 2002, March 18, 2003, and February 25, 2004 (the
"Trust Agreement"). On July 1, 1998, the Trust changed its name from BJB Investment Funds to Julius Baer Investment Funds. In addition to the four Funds, the Trust comprises four previously existing series: Julius Baer International Equity Fund ("International Equity Fund"), Julius Baer International Equity Fund II ("International Equity Fund II), Julius Baer Total Return Bond Fund ("Total Return Bond Fund") and Julius Baer Global High Yield Bond Fund ("Global High Yield Bond Fund"). The Fund complex (the "Fund Complex") also includes the Julius Baer Global Equity Fund Inc. ("Global Equity Fund"), comprising a total of nine series.


The Prospectus, dated [ ], 2006, provides the basic information investors should know before investing, and may be obtained without charge by calling U.S. Bancorp Fund Services, LLC ("U.S. Bancorp" or the "Transfer Agent"), at the telephone number listed on the cover. This SAI, which is not a prospectus, is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectus. This SAI is not an offer of any Fund for which an investor has not received a Prospectus.

              DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

CLASSIFICATION


The U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund and U.S. Multicap Fund are diversified open-end management investment companies.


PORTFOLIO INVESTMENTS

                               U.S. MICROCAP FUND

The U.S. Microcap Fund may invest in a diversified portfolio of equity securities of very small U.S. companies. Under normal circumstances, the Fund will invest at least 80% of its net assets (including futures positions and borrowings for investment purposes) in equity securities and other securities with equity characteristics of U.S. micro capitalization or "microcap" companies, as determined at the time of purchase. Generally, the Adviser will choose securities of companies that have market capitalizations ranges of companies within both the Russell 2000 and Russell Microcap indices. The Fund may also invest 20% of its total assets in the stocks of foreign domiciled companies that are traded on domestic exchanges and larger capitalization U.S. stocks. The Fund may also invest in REITs, ADRs, ETFs and Rule 144A securities.


                               U.S. SMALLCAP FUND


The U.S. Smallcap Fund may invest in diversified portfolio of equity securities of U.S. small capitalization companies. Under normal circumstances, the Fund will invest at least 80% of its net assets (including futures positions and borrowings for investment purposes) in equity securities and other securities with equity characteristics of U.S. small capitalization companies determined at the time of purchase. The small capitalization equity universe is broadly defined as the bottom 15% of the total domestic equity market capitalization. Generally, the Adviser will choose securities in companies with a market capitalization range of companies within the market capitalization range of companies in the Russell 2000 Index. The Fund may invest 20% of its total assets in the stocks of foreign domiciled companies that are traded on domestic exchanges and larger capitalization U.S. stocks. The Fund may also invest in REITs, ADRs, ETFs and Rule 144A securities.


                                U.S. MIDCAP FUND


The U.S. Midcap Fund may invest in a diversified portfolio of equity securities of U.S. mid capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (including futures positions and borrowings for investment purposes) in equity securities and other securities with equity characteristics of U.S. mid capitalization companies determined at the time of purchase. The mid capitalization equity universe is broadly defined as including companies that are above the bottom 10%, but not above the bottom 50% of the total domestic equity market capitalization. Generally, the Adviser will choose securities in companies within the market capitalization range of companies in the Russell Midcap Index. The Fund may invest 20% of its total assets in the stocks of foreign domiciled companies that are traded on domestic exchanges and larger capitalization U.S. stocks. The Fund may also invest in REITs, ADRs, ETFs and Rule 144A securities.

                               U.S. MULTICAP FUND


The U.S. Multicap Fund may invest in a diversified portfolio of equity securities irrespective of a company's market capitalization. Under normal circumstances, the Fund will invest at least 80% of its net assets (including futures positions and borrowings for investment purposes) in U.S. equity securities and other securities with equity characteristics. The Fund may invest 20% of its total assets in the stocks of foreign domiciled companies that are traded on domestic exchanges. The Fund may also invest in REITs, ADRs, ETFs and Rule 144A securities.

                          COMMON INVESTMENT STRATEGIES

In attempting to achieve their investment objectives, each Fund may engage in some or all of the following investment strategies.

BANK OBLIGATIONS

Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by governmental regulation. Banks are subject to extensive but different governmental regulations, which may limit both the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

DEPOSITORY RECEIPTS


Each Fund may invest in American Depository Receipts ("ADRs"). ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets. Each Fund may invest in Depository Receipts through "sponsored" or "unsponsored" facilities if issues of such Depository Receipts are available and are consistent with the Fund's investment objective. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored Depository Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.


EXCHANGE TRADED FUNDS (ETFS)

Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. ETFs are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

FOREIGN INVESTMENTS


Each Fund may invest in foreign securities. On occasion the Funds may purchase securities that trade on U.S. exchange that are domiciled or incorporated in foreign countries. Investors should recognize that investing in foreign companies involves certain considerations, including those discussed below, which are not typically associated with investing in U.S. issuers. Since the Funds may invest in securities denominated in currencies other than the U.S. dollar, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of a Fund's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Funds.


The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the United States and a particular foreign country, including economic and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the United States and the particular foreign country, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the United States and other foreign countries important to international trade and finance. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies.

Many of the foreign securities held by the Funds will not be registered with, nor the issuers thereof be subject to reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign issuers are generally not subject to uniform financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Funds, political or social instability, or domestic developments, which could affect U.S.

investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable domestic companies. Due to the increased exposure to the Funds of market and foreign exchange fluctuations brought about by such delays, and due to the corresponding negative impact on Fund liquidity, the Funds will avoid investing in the securities of companies domiciled in countries that are known to experience settlement delays, which may expose the Funds to unreasonable risk of loss.

The interest payable on the Funds' foreign securities may be subject to foreign withholding taxes, and while investors may be able to claim some credit or deduction for such taxes with respect to their allocated shares of such foreign tax payments, the general effect of these taxes will be to reduce the Funds' income. Additionally, the operating expenses of the Funds, such as custodial costs, valuation costs and communication costs, as well as the rate of the investment advisory fees, are higher than those costs incurred by investment companies investing exclusively in U.S. securities, but are not higher than those paid by many other international or global funds.

No Fund will invest more than 25% of its assets in the securities of supranational entities.

FUTURES AND OPTIONS TRANSACTIONS

FUTURES ACTIVITIES. Each Fund may enter into stock-index futures contracts. Each Fund may enter into interest rate futures contracts. Each Fund may also purchase or write related options that are traded on a U.S. exchanges.


Entering into a futures contract enables a Fund to seek to protect its assets from fluctuations in value without necessarily buying or selling the assets. A Fund may not enter into futures transactions, other than those considered to be "bona fide" hedging by the Commodity Futures Trading Commission, if the sum of the amount of initial margin deposits on its existing futures contracts and premiums paid for unexpired options would exceed 5% of the fair market value of such Fund's total assets, after taking into account unrealized profits and unrealized losses on commodity contracts into which it has entered. A Fund will not use leverage when it enters into long futures or options contracts. For each long position, such Fund will deposit cash, cash equivalents, or other liquid assets, which, when aggregated with accrued profits held at the Fund's custodian or approved futures commission merchant ("FCM") will have a value equal to the underlying commodity value of the contract as collateral with its custodian or FCM in a segregated account.


Interest rate and stock-index futures contracts are standardized contracts traded on commodity exchanges involving an obligation to purchase or sell a predetermined amount of a debt or equity security at a fixed date and price.

The value of portfolio securities will far exceed the value of the futures contracts sold by a Fund. Therefore, an increase in the value of the futures contracts could only mitigate but not completely offset the decline in the value of such Fund's assets. No consideration is paid or received by a Fund upon entering into a futures contract. Upon entering into a futures contract, a Fund will be required to deposit in a segregated account with its custodian or approved FCM an amount of cash or other liquid assets equal to a portion of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to such Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate such Fund's existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device. The successful use of futures contracts is subject to the ability of the Adviser to predict correctly movements in the price of the securities or currencies and the direction of the stock indices underlying the particular hedge. These predictions and the use of futures contracts involve skills and techniques that are different from those involved in the management of the portfolio securities being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the
underlying   securities  or  currencies  and  movements  in  the  price  of  the securities, which are the subject of the hedge. A decision concerning whether, when and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends in interest rates.

Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market exists for such contracts. Although the Funds intend to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Funds to substantial losses. In such event, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, any increase in the value of the portion of such Fund's securities being hedged may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

If a Fund has hedged against the possibility of an event adversely affecting the value of securities held in its portfolio and that event does not occur, such Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance. In addition, in such situations, if a Fund has insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. These sales of securities could, but will not necessarily, be at increased prices which reflect the change in interest rates or currency values, as the case may be.


Pursuant to claims for exemption filed with the National Futures Association on behalf of the Trust, the Funds are not deemed to be "commodity pools" or "commodity pool operators" under the Commodity Exchange Act ("CEA") and are not subject to registration or regulation as such under the CEA.



OPTIONS ON SECURITIES. Each Fund may write options to generate current income or hedges to reduce investment risk. Each Fund may utilize up to 2% of its total assets to purchase put options on securities and an additional 2% of its total assets to purchase call options on securities that are traded on foreign or U.S. exchanges or in the over-the-counter market. In addition, a Fund may write covered call options and put options on up to 25% of the net asset value of the securities in its portfolio. A Fund realizes fees (referred to as "premiums") for granting the rights evidenced by the call options it has written. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a call option written by a Fund has the right to purchase from such Fund the underlying security owned by the Fund at the agreed-upon price for a specified time period.

A Fund may realize a profit or loss upon entering into a closing transaction. In cases where a Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when a Fund has purchased an option and engages in a closing sale transaction, whether such Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.


An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The Funds may purchase and write options on securities on U.S. securities exchanges or in the over-the-counter market.

Although a Fund will generally purchase or write only those options for which the Adviser believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market for an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered the Options Clearing Corporation (the "Clearing Corporation") and various securities exchange facilities inadequate. These inadequacies led to the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not occur or recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, a Fund's ability to terminate options positions established in the over-the-counter market may be more limited than for exchange-traded options and also may involve the risk that securities dealers participating in over-the-counter transactions would fail to meet their obligations to a Fund. Each Fund, however, intends to purchase over-the-counter options only from dealers whose debt securities, as determined by the Adviser, are considered to be investment grade. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. In either case, a Fund would continue to be at market risk on the security and could face higher transaction costs, including brokerage commissions.


Securities exchanges generally have established limitations governing the maximum number of calls and puts that each class may hold, write or exercise within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Funds and other clients of the Adviser and affiliates of the Adviser may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. Dollar amount limits apply to U.S. Government securities. These limits may restrict the number of options a Fund will be able to purchase on a particular security.

In the case of options written by a Fund that are deemed covered by virtue of such Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, a Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. In doing so, a Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but a Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Additional risks exist with respect to certain of the U.S. Government securities for which a Fund may write covered call options. If a Fund writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, a Fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.


In addition to writing covered options for other purposes, a Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedged position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio position being offset by a loss on the hedged position. A Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedge. A Fund will engage in hedging transactions only when deemed advisable by the Adviser. Successful use by a Fund of options will be subject to the Adviser's ability to predict correctly movements in the direction of the securities underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance.


COVERED OPTION WRITING. The principal reason for writing covered call options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, a Fund as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, a Fund as the call writer retains the risk of a decline in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

The Funds will write only covered options. Accordingly, whenever a Fund writes a call option it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a put option is exercised, a Fund will either (1) earmark or segregate cash or liquid securities having a value at least equal to the exercise price of the underlying securities or (2) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying security having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts it holds are less than the exercise prices of those it has written, it will deposit the difference with its custodian in a segregated account). Whenever possible, a Fund will not earmark or segregate 144A securities.

Upon the exercise of a put option written by a Fund, such Fund may suffer an economic loss equal to the difference between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by a Fund, such Fund may suffer an economic loss equal to the excess of the security's market value at the time of the option's exercise over the greater of (i) the Fund's acquisition cost of the security and (ii) the exercise price, less the premium received for writing the option.


Each Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To affect a closing purchase transaction, a Fund would purchase, prior to the holder's exercise of an option that a Fund has written, an option of the same series as that on which such Fund desires to terminate its obligation. The obligation of a Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. There can be no assurance that a Fund will be able to affect closing purchase transactions at a time when it wishes to do so. As discussed above under "Options on Securities," to facilitate closing purchase transactions, the Fund will write options only if a secondary market for the option exists on a recognized securities exchange or in the over-the-counter market. Option writing for the Funds may be limited by position and exercise limits established by securities exchanges and the National Association of Securities Dealers, Inc. (the "NASD"). Furthermore, a Fund may, at times, have to limit its option writing in order to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain flat or decline moderately during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received.

So long as the obligation of a Fund as the writer of an option continues, such Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. A Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Clearing Corporation and of the securities exchange on which the option is written.


Each Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position. The Funds bear the risk that the prices of the securities being hedged will not move in the same amount as the hedge. Each Fund will engage in hedging transactions only when deemed advisable by the Adviser. Successful use by a Fund of options will depend on the Adviser's ability to correctly predict movements in the direction of the security or currency underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance.

PURCHASING PUT AND CALL OPTIONS ON SECURITIES. Each Fund may purchase put options on portfolio securities at or about the same time that it purchases the underlying security or at a later time. By buying a put, a Fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs.

Each Fund may purchase call options in order to acquire the underlying securities for the Fund at a price that avoids any additional cost that would result from a substantial increase in the market value of a security. Each Fund also may purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security.

Prior to their expirations, put and call options may be sold in closing sale transactions (sales by a Fund, prior to the exercise of options that it has purchased, of options of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying security remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, during the life of the option, the option will expire worthless and a Fund will lose the premium paid for the option.


OPTIONS ON STOCK INDICES. Each Fund may purchase and sell call and put options on stock indices. A Fund generally may sell options on stock indices for the purpose of increasing gross income and to protect the Fund against declines in the value of securities they own or increase in the value of securities to be acquired. A Fund may also purchase put or call options on stock indices in order, respectively, to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. A Fund's possible loss in either case will be limited to the premium paid for the option, plus related transaction costs.


In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier."


OPTIONS ON SWAP AGREEMENTS. Each Fund may enter into options on swap agreements. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swap options. Depending on the terms of a particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon the exercise of the option the Fund will become obligated according to the terms of the underlying agreement.


OPTIONS ON FUTURES CONTRACTS

There are several risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options will be based upon predictions as to anticipated trends in interest rates and securities markets by a Fund's Adviser, which could prove to be incorrect. Even if those expectations were correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities hedged.

OPTIONS ON INTEREST RATE FUTURES CONTRACT. Each Fund may purchase and write put and call options on interest rate futures contracts that are traded on a U.S. exchange or board of trade. These transactions may be used as a hedge against changes in interest rates and market conditions. Each Fund may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

As contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a fixed-income or equity security futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds for calls or is less than for puts the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option, plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Funds.

LENDING PORTFOLIO SECURITIES

Each Fund is authorized to lend securities it holds to brokers, dealers and other financial organizations. Loans of a Fund's securities may not exceed 33 1/3% of the Fund's net assets. A Fund's loans of securities will be collateralized by cash, letters of credit or U.S. Government securities that will be maintained at all times in a segregated account with such Fund's custodian in an amount at least equal to the current market value of the loaned securities. From time to time, a Fund may pay a part of the interest earned from the investment collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."

By lending its portfolio securities, a Fund can increase its income by continuing to receive interest on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. A Fund will adhere to the following conditions whenever it lends its securities: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower, which securities will be maintained by daily marking-to-market; (2) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower except that, if a material event adversely affecting the investment in the loaned securities occurs, the Fund must terminate the loan and regain the right to vote the securities.

If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a Fund is not able to recover the securities loaned, a Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by the Adviser to be in good standing and when, in the Adviser's judgment, the income earned would justify the risks. Cash received as collateral through loan transactions may be invested in other securities eligible for purchase by the Fund. The investment of cash collateral subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

MONEY MARKET INVESTMENTS


Each Fund may invest up to 20% of its total assets in short-term investment grade money market obligations. In addition, on occasion, the Adviser may deem it advisable to adopt a temporary defensive posture by investing a larger percentage of its assets in short-term money market obligations. These short-term instruments, which may be denominated in various currencies, consist of obligations of the U.S. government, its agencies or instrumentalities; obligations of U.S. banks; and commercial paper of domestic corporations that, at the time of purchase, have a class of debt securities outstanding that is rated A-2 or higher by S&P or Prime-2 or higher by Moody's or is determined by the Adviser to be of equivalent quality. Any short-term obligation rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, the equivalent from another rating service or, if unrated, in the opinion of the Adviser determined to be an issue of comparable quality, will be a permitted investment. For temporary defensive purposes, including during times of international political or economic uncertainty, Funds could also invest without limit in securities denominated in U.S. dollars through investment in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (U.S. Government securities) (including repurchase agreements with respect to such securities).


REAL ESTATE INVESTMENT TRUSTS

Each Fund may invest in shares of real estate investment trusts ("REITs"), which are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code. Each Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Fund.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from Investment Company Act of 1940, as amended (the "1940 Act"). REITs (especially mortgage REITs) are also subject to interest rate risks.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements on portfolio securities with member banks of the Federal Reserve System and certain non-bank dealers.
Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during such Fund's holding period. The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the retail price provided in the agreement, including interest.

In addition, although the Bankruptcy Code provides protection for most repurchase agreements, in the event that the other party to a repurchase agreement becomes bankrupt, the Fund may experience delay or be prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert this right. To evaluate this risk, the Adviser has been delegated responsibility by the Board for monitoring the creditworthiness of those bank and non-bank dealers with which the Funds enter into repurchase agreements. A repurchase agreement is considered to be a loan under the 1940 Act. Under normal market conditions, a Fund may invest up to 20% of its total assets in repurchase agreements, although, for temporary defensive purposes, a Fund may invest in these agreements without limit.

RULE 144A SECURITIES AND SECTION 4(2) COMMERCIAL PAPER

Each Fund may purchase securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), but that can be sold to "qualified institutional buyers" in accordance with the requirements stated in Rule 144A under the 1933 Act (Rule 144A Securities) or sold pursuant to Section 4(2) of the 1933 Act (4(2) Commercial Paper). A Rule 144A Security or 4(2) Commercial Paper may be considered illiquid and therefore subject to a Fund's 15% limitation on the purchase of illiquid securities, unless the Board or its delegate determines on an ongoing basis that an adequate trading market exists for the security. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board has adopted guidelines and delegated to the Adviser the daily function of determining and monitoring liquidity of Rule 144A Securities and 4(2) Commercial Paper, although the Board retains ultimate responsibility for any determination regarding liquidity. The Board will consider all factors in determining the liquidity of Rule 144A Securities and 4(2) Commercial Paper. The Board will carefully monitor any investments by the Funds in Rule 144A Securities and 4(2) Commercial Paper.

ILLIQUID SECURITIES


Each Fund may purchase illiquid securities in an amount not to exceed 15% of its net assets. Illiquid securities are those securities that the Board or its delegate determines on an ongoing basis do not have an adequate trading market; or for other reasons are not readily resalable; or comprise securities whose disposition is restricted by federal securities laws. Investment in restricted or other illiquid securities involves the risk that a Fund may be unable to sell such a security at the desired time. Also, a Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.


SECURITIES OF OTHER INVESTMENT COMPANIES

Each Fund may invest in securities of other investment companies to the extent permitted under the 1940 Act. Presently, under the 1940 Act, absent an exemption, a fund is permitted to hold securities of another investment company in amounts which (a) do not exceed 3% of the total outstanding voting stock of such company, (b) do not exceed 5% of the value of a fund's total assets and (c) when added to all other investment company securities held by such fund, do not exceed 10% of the value of the fund's total assets. Investors should note that investment by a Fund in the securities of other investment companies would involve the payment of duplicative fees (once with the Fund and again with the investment company in which the Fund invests).

SHORT SALES "AGAINST THE BOX"

In a short sale, a Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. Each Fund may engage in short sales if at the time of the short sale such Fund owns or has the right to obtain an equal amount of the security being sold short. This investment technique is known as a short sale "against the box."

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Fund engages in a short sale, the collateral for the short position will be maintained by such Fund's custodian or qualified sub-custodian. While the short sale is open, a Fund will earmark or segregate an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute such Fund's long position. Not more than 10% of a Fund's net assets (taken at current value) may be held as collateral for such short sales at any one time. Whenever possible, a Fund will not earmark or segregate 144A securities.

The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when a Fund wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Code. In such case, any future losses in a Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Funds will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

STRUCTURED NOTES

Each Fund may invest in Structured Notes. Structured Notes are derivative securities for which the amount of principal repayments and/or interest payments is based upon the movement of one or more "factors." These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR), stock and stock indices (such as the S&P 500). In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. Structured Notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade. Depending on the factor used and use of multipliers or deflators, however, changes in interest rates and movement of the factor may cause significant price fluctuations or may cause particular Structured Notes to become illiquid. A Fund would use Structured Notes to tailor its investments to the specific risks and returns an Adviser wishes to accept while avoiding or reducing certain other risks.

U.S. GOVERNMENT SECURITIES


Each Fund may invest in debt obligations of varying maturities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (U.S. Government securities). Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. U.S. Government securities also include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business
Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit

Banks, Federal Land Banks, Federal National Mortgage Association, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. The Funds also may invest in instruments that are supported by the right of the issuer to borrow from the U.S. Treasury and instruments that are supported by the credit of the instrumentality. Because the U.S. Government is not obligated by law to provide support to an instrumentality it sponsors, a Fund will invest in obligations issued by such an instrumentality only if the Adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

WARRANTS

Each Fund may invest in warrants. The Funds' holdings of warrants will consist of equity warrants, index warrants and covered warrants. Warrants are securities that give the holder the right, but not the obligation, to subscribe for newly created equity issues (consisting of common and preferred stock, convertible preferred stock and warrants that themselves are only convertible into common, preferred or convertible preferred stock) of the issuing company or a related company at a fixed price either on a certain date or during a set period. The equity issue underlying an equity warrant is outstanding at the time the equity warrant is issued or is issued together with the warrant. At the time a Fund acquires an equity warrant convertible into a warrant, the terms and conditions under which the warrant received upon conversion can be exercised will have been determined; the warrant received upon conversion will only be convertible into a common, preferred or convertible preferred stock. Equity warrants are generally issued in conjunction with an issue of bonds or shares, although they also may be issued as part of a rights issue or scrip issue. When issued with bonds or shares, they usually trade separately from the bonds or shares after issuance.

Index warrants are rights created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, an equity index at a certain level over a fixed period of time. Index warrant transactions settle in cash.

Covered warrants are rights created by an issuer, typically a financial institution, normally entitling the holder to purchase from the issuer of the covered warrant outstanding securities of another company (or in some cases a basket of securities), which issuance may or may not have been authorized by the issuer or issuers of the securities underlying the covered warrants. In most cases, the holder of the covered warrant is entitled on its exercise to delivery of the underlying security, but in some cases the entitlement of the holder is to be paid in cash the difference between the value of the underlying security on the date of exercise and the strike price. The securities in respect of which covered warrants are issued are usually common stock, although they may entitle the holder to acquire warrants to acquire common stock. Covered warrants may be fully covered or partially covered. In the case of a fully covered warrant, the issuer of the warrant will beneficially own all of the underlying securities or will itself own warrants (which are typically issued by the issuer of the underlying securities in a separate transaction) to acquire the securities. The underlying securities or warrants are, in some cases, held by another member of the issuer's group or by a custodian or other fiduciary for the holders of the covered warrants.


WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS


In these transactions, payment for and delivery of the securities occurs beyond the regular settlement dates, normally within 30-45 days after the transaction. A Fund will not enter into a when-issued or delayed-delivery transaction for the purpose of leverage, although, to the extent the Fund is fully invested, these transactions will have the same effect on net asset value per share as leverage. A Fund may, however, sell the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive securities in a delayed-delivery transaction if the Adviser deems it advantageous to do so. The payment obligation and the interest rate that will be received in when-issued and delayed-delivery transactions are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. A Fund will not accrue income with respect to a debt security it has purchased on a when-issued or delayed-delivery basis prior to its stated delivery date but will continue to accrue income on a delayed-delivery security it has sold. When-issued securities may include securities purchased on a "when, as and if issued" basis under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. A Fund will earmark or segregate cash or liquid securities in an amount equal to the amount of its when-issued and delayed-delivery purchase commitments, and will segregate the securities underlying commitments to sell securities for delayed delivery. Placing securities rather than cash in the segregated account may have a leveraging effect on a Fund's net assets. Whenever possible, a Fund will not earmark or segregate 144A securities.


TEMPORARY DEFENSIVE POSITION

From time to time, the Funds may take a temporary defensive position in reaction to or in anticipation of market, industry and economic changes. During such times, any Fund may invest a large portion of its assets in short-term money market obligations. In addition, the Funds may invest all or any portion of its assets in U.S. Government securities, including repurchase agreements with respect to such securities. The Funds may not achieve their investment objective when their assets are invested in this manner.

PORTFOLIO TURNOVER

The Funds do not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when a Fund deems it desirable to sell or purchase securities. A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

High rates of portfolio turnover can lead to increased taxable gains and higher expenses. Certain practices and circumstances could result in high portfolio turnover. For example, the volume of shareholder purchase and redemption orders, market conditions, or the Adviser's investment outlook may change over time. In addition, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold.

In an effort to utilize capital loss carryforwards, the Funds may engage in enhanced trading activity. This may result in additional trading costs, as well as increased portfolio turnover.


                             INVESTMENT LIMITATIONS

The investment limitations numbered 1 through 9 have been adopted as fundamental policies and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Such majority is defined as the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares.

The Funds may not:

1. issue senior securities except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act;

2. engage in borrowing except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act;

3. underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

4. purchase the securities of an issuer (other than securities issued or guaranteed by the United States Government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industries;

5. purchase or sell real estate except the Fund may (i) hold and sell real estate acquired as a result of the Fund's ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by real estate, or interests in real estate; and (iii) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate;

6. purchase or sell physical commodities except that the Fund may (i) hold and sell physical commodities acquired as a result of the Fund's ownership of securities or other instrument; (ii) purchase or sell securities or other instruments backed by physical commodities; (iii) purchase or sell options, and
(iv) purchase or sell futures contracts;

7. make loans to other persons except that the Fund may (i) engage in repurchase agreements; (ii) lend portfolio securities in an amount not exceeding 33 1/3% of the Fund's net assets, (iii) purchase debt securities; (iv) purchase commercial paper; and (v) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act; and

8. With respect to 75% of the Funds' total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the voting securities of that issuer.

9. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

FOR ALL FUNDS


    If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction. It is the intention of the Funds, unless otherwise indicated, that with respect to the Funds' policies that are the result of the application of law, the Funds will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future, or changes to such laws.


                   DISCLOSURE OF THE FUNDS' PORTFOLIO HOLDINGS

     The Board has adopted policies with respect to the disclosure of Fund portfolio holdings. Such policies and procedures regarding disclosure of portfolio securities are designed to prevent the misuse of material, non-public information about the Funds. As a general rule, no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except as provided below.

     The Funds publicly disclose a Fund's top ten holdings as of month-end, no earlier than five calendar days after such month's end. For their second and fourth fiscal quarters, the Funds publicly disclose a comprehensive schedule of a Fund's portfolio holdings as of such fiscal quarter-end, no earlier than the first business day falling thirty days, and no later than sixty days, after such quarter's end in their annual and semiannual reports. The Funds' annual and semi-annual reports, including their complete portfolio holdings, are sent to shareholders no more than sixty days' after the relevant period end. The Funds' annual and semiannual reports are also filed with the SEC within ten days of being sent to shareholders. The Funds disclose complete portfolio holdings for their first and third fiscal quarters within sixty days of the relevant quarter end in their Form N-Q filings with the SEC. You may obtain a copy of the Funds' schedule of portfolio holdings or top ten holdings discussed above by accessing the information on the Funds' website at http://www.us-funds.juliusbaer.com or by calling the Funds at 1-800-387-6977. The Funds' SEC filings are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC's public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330).

     In addition to the disclosure of portfolio holdings, the Funds have adopted policies with respect to the disclosure of other information concerning the characteristics of a Fund's portfolio. Information as of month-end concerning industries, sectors, country weights, region weights, duration and other characteristics may be viewed on the Funds' website or made available upon request to existing and prospective shareholders no earlier than five calendar days after such month's end. Information as of month-end concerning performance attribution may be disclosed in narrative or quantitative form no earlier than first business day falling fifteen days after such month's end.

     For some investment mandates, the portfolio of a Fund may be utilized as a "representative account" ("Fund Representative Account") so that the Fund's portfolio holdings may be disclosed to the Adviser's existing and prospective separate account clients, consultants and others. This disclosure of a Fund Representative Account's holdings is permitted provided that (a) the applicable Fund is not identified as being the Fund Representative Account in compliance with applicable laws and regulations and interpretive positions relating to mutual fund advertising and (b) such portfolio holdings were previously publicly disclosed in accordance with these policies. In addition, the Funds may distribute analytical information concerning a Fund Representative Account's portfolio as mentioned above with respect to information concerning characteristics of a Fund's portfolio, provided the applicable Fund is not identified in any manner as being the Fund Representative Account.

     The portfolio holdings of the Funds and other information concerning Fund portfolio characteristics may be considered material, non-public information. In an effort to prevent the misuse of such information, the Funds have adopted a general policy not to selectively disclose to any person the portfolio holdings and related information of the Funds. As permitted by SEC rules, the Funds' policy of preventing selective disclosure of portfolio holdings does not apply to: (1) persons who owe a fiduciary or other duty of trust and confidence to the Funds (such as the Funds' legal counsel and independent registered public accounting firm); or (2) persons to whom disclosure is made in advancement of a legitimate business purpose of the Funds and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement (such as arrangements described in the next paragraph). The Funds' policies provide that such parties are subject to duties of confidentiality imposed by law and/or contract.

     Pursuant to this policy, for the legitimate business purposes stated below and in each case subject to a non-disclosure agreement, the Funds may enter into arrangements (and may enter into similar arrangements in the future) providing for more frequent than standard disclosure of portfolio holdings with the following: (1) vendors contracted by the Adviser to provide services relating to the Funds (such as translators, securities lending agents, statistical rating agencies, analytics firms engaged by the Adviser's investment teams, proxy evaluation vendors, pricing services, credit rating agencies, or entities that provide back-office service functions for the Adviser); (2) market data vendors (such as mutual fund ranking and rating organizations) for the purpose of facilitating such organizations' evaluations of the Funds and the public dissemination of rankings, ratings and other evaluations of the Funds by these organizations; (3) large investment management industry consultants for the purpose of facilitating their evaluation of the Funds and the public dissemination of their views concerning the Funds in a manner similar to market data vendors; (4) consultants to: (a) separate account clients and prospects,
(b) institutional fund shareholders and prospective shareholders and (c) retirement plans for the purpose of evaluating the capabilities of the Adviser in managing particular types of investment mandates; (5) industry trade groups such as the Investment Company Institute for the purpose of compiling and studying industry-wide data concerning mutual funds; and (6) analytical groups within brokerage firms or other intermediaries involved in the distribution of mutual fund shares for the purpose of performing initial and ongoing due diligence concerning the sale of the Funds through an intermediary's system. Additional categories involving legitimate business purpose may be added upon approval of the Board.

     Separate accounts, unregistered commingled investment vehicles and registered investment companies that are managed or sub-advised by the Adviser in a similar manner to the Funds are subject to different portfolio holdings disclosure standards. Each client account of the Adviser is included within a composite of client accounts that are managed in a specific style and constructed in accordance with performance guidelines. For some styles, the portfolio of a client separate account may be utilized as a "representative account" ("Non-Fund Representative Account") so that its portfolio holdings may be disclosed in sales materials to existing and prospective separate account clients, consultants and others. This disclosure of a Non-Fund Representative Account's holdings is permitted by the Adviser provided that (a) the applicable client is NOT identified as being the Non-Fund Representative Account and (2) the portfolio holdings are as of a month-end date and the information is provided no earlier than the first business day falling five days after such month's end. The Adviser's policies are not intended to prevent communications with clients concerning their accounts. Consultants may receive complete holdings information subject to the Adviser's general practice of requiring non-disclosure agreements. Certain institutional funds and accounts managed by the Adviser have substantially similar investment objectives and policies to certain Funds that are generally available to the public and may therefore have substantially similar portfolio holdings.

     The Board may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in the Funds' disclosure policies. These policies may not be waived, or exceptions made, without the consent of the Funds' Chief Compliance Officer. All waivers and exceptions will be disclosed to the Board no later than its next regularly scheduled quarterly meeting. Any such additional restrictions, waivers or exceptions will be for legitimate business purposes.

     The foregoing portfolio holdings disclosure policies are designed to provide useful information concerning the Funds to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading in shares of the Funds and/or in portfolio securities held by the Funds. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of "market timing" models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

     Each Fund will provide material non-public holdings information to third-parties that, i) calculate information derived from holdings either for use by JBIM or by firms that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), and ii) enter into confidentiality agreements that generally provide that (a) the portfolio information is the confidential property of the Funds and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement; (b) the recipient of the portfolio information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, (i) are authorized to have access to the portfolio information and (ii) are subject to confidentiality obligations no less restrictive than the confidentiality obligations contained in the confidentiality agreement; (c) the disclosure to any third party of the name or other identifying information with respect to any security included in the portfolio information is prohibited during the confidentiality period; (d) upon written request, the recipient agrees to promptly return or destroy, as directed, the portfolio information; and (e) portfolio information may be deemed to no longer be confidential if (i) it is already known to the recipient prior to disclosure by the Funds, (ii) it becomes publicly known without breach of the confidentiality agreement by the recipient,
(iii) it is received from a third party and, to the knowledge of the recipient, the disclosure by such third party is not a breach of any agreement to which such third party is subject, or (iv) it is authorized by the Funds to be disclosed. In addition, confidentiality agreements should clearly state the legitimate business purpose. Any confidentiality agreement must be in form and substance acceptable to the Funds' Chief Compliance Officer. The Funds' Chief Compliance Officer may deviate from these minimum provisions if he or she believes that such deviations are reasonable and consistent with reasonably protecting the confidentiality of the Funds' portfolio information. The entities that may receive the information described above are: Factset, Bloomberg, Morningstar and Vestek (full holdings daily). A Fund may also disclose to an issuer the number of shares of the issuer (or percentage of outstanding shares) held by the Fund. Except as discussed above, each Fund may provide to ratings and rankings organizations the same information at the same time that it is made publicly available under the Funds' policies.

     In addition, material non-public holdings information may be provided as part of the normal investment activities of each Fund to: the administrator; auditors; the custodian; the securities lending agent; commission-recapture program administrator; the pricing vendor(s); the proxy voting agent; broker-dealers in connection requests for price quotations or bids on one or more securities; legal counsel to the Funds or the non-interested trustees or non-interested directors; regulatory authorities; and parties to litigation. The entities to whom each Fund voluntarily provides holdings information, either by explicit agreement or by virtue of their respective duties to each Fund, are required to maintain the confidentiality of the information disclosed.

                             MANAGEMENT OF THE FUNDS


BOARD OF TRUSTEES


Overall responsibility for management and supervision of the Funds rests with the Trustees and officers of the Funds. The Board is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds. The Trustees approve all significant agreements between the Funds and the persons and companies that furnish services to the Funds, including agreements with its distributor, custodian, transfer agent, investment adviser, and administrator. The day-to-day operations of the Funds are delegated to the Adviser.

TRUSTEES AND OFFICERS


The names of the Trustees and officers of the Funds, their addresses, dates of birth, principal occupations during the past five years and other affiliations are set forth below. The Fund Complex referred to in the charts below comprises the eight series of the Trust, and the Global Equity Fund.

INDEPENDENT TRUSTEES:

----------------------------- ---------------------- ----------------------------- ------------------------- -----------------------

   NAME, DATE OF BIRTH AND      POSITIONS AND TERM      PRINCIPAL OCCUPATION(S)     NUMBER OF PORTFOLIOS IN           OTHER
           ADDRESS              OF OFFICE1 WITH THE      DURING PAST FIVE YEARS      FUND COMPLEX OVERSEEN    DIRECTORSHIPS(2) HELD
                                       FUNDS                                         BY TRUSTEE OR DIRECTOR
----------------------------- ---------------------- ----------------------------- ------------------------- -----------------------
Gerard J.M. Vlak               Trustee of the Trust   Retired                                  9              The Rouse Company
(September 28, 1933)           since June 1992.                                                               (1996 - present)
330 Madison Avenue             Chairman of the Fund
New York, New York 10017       Complex since 2005.
----------------------------- ---------------------- ----------------------------- ------------------------- -----------------------
Harvey B. Kaplan               Trustee of the Trust   Retired since 2006;                      9              None
(September 22, 1937)           since December 1995.   Controller (Chief Financial
330 Madison Avenue                                    Officer), Easter Unlimited,
New York, New York 10017                              Inc. (toy company)
----------------------------- ---------------------- ----------------------------- ------------------------- -----------------------
Robert S. Matthews             Trustee of the Trust   Partner, Matthews & Co.                  9              None
(October 16, 1943)             since June 1992.       (certified public
330 Madison Avenue                                    accountants)
New York, New York 10017
----------------------------- ---------------------- ----------------------------- ------------------------- -----------------------
Peter Wolfram                  Trustee of the Trust   Partner, Kelley Drye &                   9              None
(April 2, 1953)                since June 1992.       Warren (law firm)
330 Madison Avenue
New York, New York 10017
----------------------------- ---------------------- ----------------------------- ------------------------- -----------------------
Antoine Bernheim               Trustee of the Trust   President, Dome Capital                  9              None
(May 30, 1953)                 since November 2004.   Management, Inc.; Chairman,
330 Madison Avenue                                    Dome Securities Corp.
New York, New York 10017
----------------------------- ---------------------- ----------------------------- ------------------------- -----------------------
Thomas Gibbons                 Trustee of the Trust   President, Cornerstone                   9              None
(June 1, 1947)                 since November 2004.   Associates Management
330 Madison Avenue                                    (Consulting Firm)
New York, New York 10017
----------------------------- ---------------------- ----------------------------- ------------------------- -----------------------

(1) Each Trustee serves during the lifetime of the Trust or until he or she dies, resigns, retires, is declared bankrupt or incompetent, or is removed or, if sooner, until the next annual meeting of the Trust's shareholders and until the election and qualification of his or her successor.


(2) Directorships include public companies and any company registered as an investment company.

INTERESTED TRUSTEES:

--------------------------- ----------------------- ----------------------------- ------------------------- ------------------------

  NAME, DATE OF BIRTH AND    POSITION AND TERM OF      PRINCIPAL OCCUPATION(S)     NUMBER OF PORTFOLIOS IN   OTHER DIRECTORSHIPS(2)
          ADDRESS                  OFFICE(1)            DURING PAST FIVE YEARS     FUND FAMILY OVERSEEN BY            HELD
                                                                                     TRUSTEE OR DIRECTOR
--------------------------- ----------------------- ----------------------------- ------------------------- ------------------------
Glen Wisher(3)               Trustee of the Trust    CEO of Julius Baer Americas              9              None
(October 10, 1963)           since September 2005.   (since May 2004); Managing
330 Madison Avenue                                   Director & Head of
New York, NY 10017                                   Institutional Asset
                                                     Management Americas of
                                                     Julius Baer Americas
                                                     (October 2001-June 2004).
                                                     Director of Fixed Income
                                                     (London)  (January 2001 -
                                                     October 2001)
--------------------------- ----------------------- ----------------------------- ------------------------- ------------------------

(1) Each Trustee serves during th e lifetime of the Trust or until he or she dies, resigns, retires, is declared bankrupt or incompetent, or is removed or, if sooner, until the next annual meeting of the Trust's shareholders and until the election and qualification of his or her successor.


(2) Directorships include public companies and any company registered as an investment company.

(3) Mr. Wisher is an interested trustee because he is an employee of Julius Baer Americas.

OFFICERS OF FUNDS:

The business address for each officer of the Funds, except Ms. Sanders, Mr. Frost, Ms. McFarlane and Mr. McVoy is Julius Baer Investment Management LLC, 330 Madison Avenue, New York, New York 10017. The business address for Ms. Sanders, Mr. Frost and Ms. McFarlane is Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts, 02116. The business address for Mr. McVoy is U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, WI 53202.


------------------------------- --------------------------- ---------------------------------------------------------------------

   NAME, DATE OF BIRTH AND        LENGTH OF TIME SERVED                              PRINCIPAL OCCUPATION(S)
     POSITION(S) HELD(1)             AS FUND OFFICER                                 DURING PAST FIVE YEARS
------------------------------- --------------------------- ---------------------------------------------------------------------
Anthony Williams                   Officer of the Trust      o   Chief Executive Officer of Julius Baer Investment
(March 15, 1964)                       since 2004.               Management LLC (formerly Julius Baer Investment Management,
President                                                        Inc.) and Asset Management Americas (since 2004)
                                                             o   Head of Asset Management Americas and Chief Operating
                                                                 Officer, Julius Baer Investment Management LLC (since 2003)
                                                             o   Director and Head of Cross Border Strategies, JP Morgan
                                                                 Fleming Asset Management (1989-2002)
                                                             o   Chief Operating Officer, JP Morgan Fleming Asset
                                                                 Management (1998-2001)

------------------------------- --------------------------- ---------------------------------------------------------------------
Denise Downey                      Officer of the Trust      o   First Vice President, Director, Institutional Investments,
(September 1, 1961)                    since 1995.               Julius Baer Investment Management LLC (formerly Julius Baer
Vice President                                                   Investment Management, Inc.) (2002 - present)
                                                             o   First Vice President, Head of Product Development, Bank
                                                                 Julius Baer (2001-2002)
                                                             o   Vice President, Deputy Chief Investment Officer, Bank
                                                                 Julius Baer (1995-2001)

------------------------------- --------------------------- ---------------------------------------------------------------------
Greg Hopper                        Officer of the Trust      o   First Vice President of Julius Baer Investment Management
(March 24, 1957)                       since 2002.               LLC (formerly Bank Julius Baer Investment Management LLC)
Vice President                                                   (2002-present)
                                                             o   Senior Vice President and High Yield Bond Portfolio
                                                                 Manager, Zurich Scudder Investments (2000 -2002)
                                                             o   High Yield Bond Portfolio Manager, Harris Investment
                                                                 Management (1999-2000)

------------------------------- --------------------------- ---------------------------------------------------------------------
Brett Gallagher                    Officer of the Trust      o   First Vice President and Deputy Chief Investment Officer
(August 28, 1961)                      since 1999.               of Julius Baer Investment Management LLC (formerly Julius Baer
Vice President                                                   Investment Management, Inc.) (1999-present)

------------------------------- --------------------------- ---------------------------------------------------------------------

------------------------------- --------------------------- ---------------------------------------------------------------------

   NAME, DATE OF BIRTH AND        LENGTH OF TIME SERVED                              PRINCIPAL OCCUPATION(S)
     POSITION(S) HELD(1)             AS FUND OFFICER                                 DURING PAST FIVE YEARS
------------------------------- --------------------------- ---------------------------------------------------------------------
Richard C. Pell                    Officer of the Trust      o   Senior Vice President and Chief Investment Officer of
(September 21, 1954)                   since 1995.               Julius Baer Investment Management LLC (formerly Julius Baer
Vice President                                                   Investment Management, Inc.) (1995-present)

------------------------------- --------------------------- ---------------------------------------------------------------------
Donald Quigley                     Officer of the Trust      o   Vice President and Head of Global Fixed-Income Management
(January 13, 1965)                     since 2001.               for Julius Baer Investment Management LLC (formerly Julius
Vice President                                                   Baer Investment Management, Inc.) (2001 - present)
                                                             o   Fixed Income Trader for Chase Asset Management (1993-2001)

------------------------------- --------------------------- ---------------------------------------------------------------------
Rudolph-Riad Younes                Officer of the Trust      o   Senior Vice President and Head of International Equity
(September 25, 1961)                   since 1997.               Management of Julius Baer Investment Management LLC (formerly
Vice President                                                   Julius Baer Investment Management, Inc.)  (1993-present)

------------------------------- --------------------------- ---------------------------------------------------------------------
Craig M. Giunta                    Officer of the Trust      o   Vice President, Julius Baer Investment Management LLC
(December 20, 1971)                    since 2003.               (formerly Julius Baer Investment Management, Inc.)
Chief Financial Officer                                          (2002-present)
                                                             o   Assistant Vice President, Bank Julius Baer & Co., Ltd. New
                                                                 York Branch (2001 -2002)
                                                             o   Supervisor of Fund Accounting, Neuberger Berman LLC
                                                                 (1994-2001)

------------------------------- --------------------------- ---------------------------------------------------------------------
Alex Bogaenko                      Officer of the Trust      o   Vice President, Julius Baer Investment Management LLC
(April 13, 1963)                       since 2005.               (formerly Julius Baer Investment Management, Inc.) (2005 -
Treasurer                                                        present)
                                                             o   Manager of Accounting and Director of Portfolio
                                                                 Administration of Van Eck Global (1995-2005)

------------------------------- --------------------------- ---------------------------------------------------------------------
John Whilesmith                    Officer of the Trust      o   Vice President, Julius Baer Investment Management LLC
(March 8, 1967)                        since 2005.               (formerly Julius Baer Investment Management, Inc.) (2005 -
Secretary                                                        present)
                                                             o   Compliance Officer, Morgan Stanley Investment Management
                                                                 (2002-2005)
                                                             o   Vice President, Internal Audit, Deutsche Bank, NA
                                                                 (1997-2002)

------------------------------- --------------------------- ---------------------------------------------------------------------
Michael K. Quain                   Officer of the Trust      o   First Vice President of Julius Baer Investment Management
(July 6, 1957)                         since 2004.               LLC (formerly Julius Baer Investment Management, Inc.)
Chief Compliance Officer                                         (since August 2002)
                                                             o   First Vice President of Julius Baer Securities Inc.
                                                                 (1998 - 2002)
                                                             o   First Vice President, Bank Julius Baer & Co., Ltd. New
                                                                 York Branch, (1998 -2002)
                                                             o   President and Chief Executive Officer of Julius Baer
                                                                 Global Equity Fund (formerly, The European Warrant Fund, Inc)
                                                                 (1997-2004)
                                                             o   President and Chief Executive Officer of Julius Baer
                                                                 Investment Funds LLC (1998-2004)

------------------------------- --------------------------- ---------------------------------------------------------------------
Michael McVoy                      Officer of the Trust      o   Legal Counsel for U.S. Bancorp (formerly, Firstar Corp.)
(August 8, 1957)                       since 2004.               (1986-present)
Anti-Money Laundering Officer                                o   Senior Vice President and Risk Manager for U.S. Bancorp
                                                                 (1999-present)

------------------------------- --------------------------- ---------------------------------------------------------------------
Dorothy Sanders                    Officer of the Trust      o   Senior Director, Mutual Fund Administration, Investors
(May 18, 1955)                         since 2005.               Bank & Trust Company (2004-Present)
Assistant Secretary                                          o   Chief Legal Officer of Fred Algers (2000-2004)

------------------------------- --------------------------- ---------------------------------------------------------------------
Rainer L.C. Frost                  Officer of the Trust      o   Director and Counsel, Investors Bank & Trust Company
(March 5, 1957)                        since 2005.               (since 2005)
Assistant Secretary                                          o   Principal and General Counsel, Clarity Group (2000-2005)
                                                             o   Chief Administrative Officer, Executive Vice President and
                                                                 General Counsel, GoldK, Inc. (2001-2002)
                                                             o   Chief Executive Officer, Norfox Software, Inc. (1999-2000)
------------------------------- --------------------------- ---------------------------------------------------------------------

------------------------------- --------------------------- ---------------------------------------------------------------------

   NAME, DATE OF BIRTH AND        LENGTH OF TIME SERVED                              PRINCIPAL OCCUPATION(S)
     POSITION(S) HELD(1)             AS FUND OFFICER                                 DURING PAST FIVE YEARS
------------------------------- --------------------------- ---------------------------------------------------------------------
Victoria McFarlane                 Officer of the Trust      o   Director, Mutual Fund Administration, Investors Bank &
(October 2, 1966)                      since 2003.               Trust Company (2001 - present)
Assistant Treasurer                                          o   Manager/Assistant Vice President of Fund Treasury for MFS
                                                                 Investment Services (1997 - 2001)

------------------------------- --------------------------- ---------------------------------------------------------------------


(1) Pursuant to the Trust's By-laws, officers of the Trust are elected by the Board of Trustees to hold such office until his successor is chosen and qualified, or until they resign or are removed from office.

SHARE OWNERSHIP IN THE FUND COMPLEX AS OF [         ], 2006


                                                                     DOLLAR RANGE OF EQUITY         AGGREGATE DOLLAR RANGE OF
                                     DOLLAR RANGE OF EQUITY         SECURITIES IN THE GLOBAL        EQUITY SECURITIES IN ALL
        NAME OF TRUSTEE              SECURITIES IN THE TRUST               EQUITY FUND               FUNDS OF THE FUND FAMILY
                                     -----------------------        ------------------------        -------------------------

DISINTERESTED TRUSTEES
Harvey B. Kaplan
Robert S. Matthews
Gerard J.M. Vlak
Peter
Wolfram
Antione Bernheim
Thomas Gibbons

INTERESTED TRUSTEES
Glen Wisher

The Trust has an Audit Committee consisting of Messrs. Matthews (Chairman), Kaplan and Wolfram who are Trustees who are not "interested persons" of the Board as defined by the 1940 Act ("Independent Board members"). As set forth in its charter, the primary duties of the Audit Committee are: 1) to recommend to the Board auditors to be retained for the next fiscal year, 2) to meet with the Funds' auditors as necessary, 3) to consider the effect upon each Fund of any changes in accounting principles or practices proposed by the Adviser or the auditors, 4) to review the fees charged by the auditors for audit and non-audit services, 5) to investigate improprieties or suspected improprieties in each Fund's operations, 6) to review the findings of SEC examinations and consult with the Adviser on appropriate responses, and 7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate. The Audit Committee met three times during the fiscal year ended October 31, 2005.


The Trust has a Nominating Committee that is comprised of Messrs. Gibbons (Chairman), Kaplan and Bernheim, who are Independent Board members. As set forth in its charter, the Nominating Committee's primary responsibility is to nominate candidates when there is a vacancy on the Board. The Trust's Nominating Committee met once during the fiscal year ended October 31, 2005.


The Fund's Nominating Committee receives, reviews and maintains files of individuals qualified to be recommended as nominees for election as Trustees, including any recommendations proposed by shareholders, and presents recommendations to the Board. The Nominating Committee evaluates the candidates' qualifications, including their character, judgment, business experience, diversity and acumen, and their independence from the Funds' Adviser and other principal service providers. The minimum qualifications and standards that the Funds seek for nominees are: reputation for integrity, good business sense, stature sufficient to instill confidence, a sense of materiality, ability to commit the necessary time, financial independence from board fees, and familiarity with financial statements and basic investment principles.


The Nominating Committee will consider nominees recommended by shareholders. Recommendations should be submitted in writing to the Secretary of the Funds. Any shareholder recommendation of candidates must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended ("1934 Act"), to be considered by the Nominating Committee. In evaluating a candidate recommended by a shareholder, the Nominating Committee, in addition to the factors discussed above, may consider the objectives of the shareholder in submitting that nomination and whether such objectives are consistent with the interests of all shareholders. The Nominating Committee also review the compensation arrangements for the Independent Board members.

The Trust has a Compensation Committee, which is a sub-committee of the Nominating Committee. The members of the Compensation Committee are Messrs. Gibbons (Chairman) Kaplan and Bernheim.

The Trust has a standing Valuation Committee, which is comprised of Messrs. Matthews (Chairman), Bernheim and Wolfram, who
are all Independent Board members. As set forth in its respective charter, the Valuation Committee's primary responsibility is to make fair value determinations on behalf of the Board. The Trust's Valuation Committee met four times during the fiscal year ended October 31, 2005. The Valuation Committees meet as necessary.

On June 22, 2005, the Board of the Trust ratified the approval of the formation of an Administrative Service Committee, which is comprised of Messrs. Gibbons (Chairman) and Wolfram. In additional to other responsibilities, the Administrative Service Committee shall review contracts with the Administrator, Custodian, Transfer Agent, and Distributor/Principal Underwriter prior to submission to the full board for approval.

On November 7, 2005, the Board of the Trust ratified the approval of the formation of an Annual Advisory Contract Approval Committee, which is comprised of Messrs. Bernheim (Chairman) and Gibbons. In additional to other responsibilities, the Annual Advisory Contract Approval Committee shall gather and review information necessary to evaluate the terms of the advisory agreements on an annual basis prior to submission of the advisory agreement to the full board for approval. In addition, this committee shall periodically review the Chief Compliance Officer's process of reviewing the Adviser's compliance program.

On November 7, 2005, the Board of the Trust approved of the formation of a Board Alert System Committee, as sub-committees of the Annual Advisory Contract Approval Committee; the Board Alert System Committee is comprised of Messrs. Bernheim (Chairman), Matthews and Gibbons. In additional to other responsibilities, the Board Alert System Committee shall explore alternatives for providing information about the Funds to members of the Board.

No  director,  officer  or  employee  of  the  Adviser,  the  Distributor,   the
Administrator, or any parent or subsidiary thereof receives any compensation from the Funds for serving as an officer or Trustee.

The following table shows the estimated compensation to be paid to each Trustee of the Trust who is not an affiliated person of the Trust for the fiscal year ending October 31, 2006.(1)


Name of Trustee                           Harvey B.       Robert S.      Gerald J.M.    Peter Wolfram       Antoine         Thomas
                                            Kaplan         Matthews          Vlak                          Bernheim         Gibbons
Compensation from the Funds                $61,998         $72,498         $69,418         $66,495          $67,998         $86,791

Pension or Retirement Benefits               None            None            None            None            None             None
Accrued as Part of the
Expenses of the Funds and the
Fund Complex

Estimated Annual Benefit Upon                None            None            None            None            None             None
Retirement

Total Compensation from the Funds and      $72,875         $83,375         $78,172         $75,250          $78,875         $99,008
the Fund Complex

(1) The Funds have not yet completed their first full year since organization, and therefore the information provided in the table is for the current fiscal year ending October 31, 2006, with estimated amounts for future payments to be made during the period.

The Trust pays each Trustee of the Trust who is not an affiliated person of the Trust an annual retainer of $40,000 plus a payment of $3,000 per board meeting attended in person, and $2,000 per committee meeting attended in person on a day other than a board meeting. In addition, such Trustees receive a payment of either $1,000 or $500 per telephonic meeting, depending on the length of the meeting. The Trust pays such Trustees $1,000 per day when the Trustee attends educational seminars related to investment companies, board and/or compliance issues. The Trust also reimburses such Trustees for travel and out-of-pocket expenses related to meetings. The Chairman of the Trust receives $20,000 per annum over and above the annual retainer and an additional $3,000 for each quarterly meeting attended and chaired.

INVESTMENT ADVISORY AND OTHER SERVICES
INVESTMENT ADVISER

Julius Baer Investment Management LLC (the "Adviser" or "JBIM"), 330 Madison Avenue, New York, NY 10017. The Adviser is a registered investment adviser and a majority owned subsidiary of Julius Baer Securities Inc. ("JBS"). JBS, located at 330 Madison Avenue, New York, NY 10017, is a wholly owned subsidiary of Julius Baer Holding Ltd. of Zurich, Switzerland.


On [________], 2006, JBIM has entered into an investment advisory agreement (the "Advisory Agreement") with the Trust on behalf of the Funds. The Advisory Agreement provides that JBIM, as Adviser, in return for its fee, and subject to the control and supervision of the Board and in conformity with the investment goal and policies of the Funds set forth in the Funds' current registration statement and any other policies established by the Board, will manage the investment and reinvestment of assets of the Funds. In this regard, it is the responsibility of the Adviser to make investment decisions for each Fund and to place each Fund's purchase and sale orders for investment securities. In addition to making investment decisions, the Adviser exercises voting rights in respect of portfolio securities for each Fund. Under the Advisory Agreement, the Adviser provides at its expense all necessary investment, management and administrative facilities, including salaries of personnel and equipment needed to carry out its duties under the Advisory Agreement, but excluding pricing and bookkeeping services. The Adviser also provides the Funds with investment research and whatever statistical information the Fund may reasonably request with respect to securities the Fund holds or contemplates purchasing.

The Advisory Agreement provides that, in the absence of (i) willful misfeasance, bad faith or gross negligence on the part of the Adviser, or (ii) reckless disregard by the Adviser of its obligations and duties under the Advisory Agreement, the Adviser shall not be liable to the Trust, the Funds, or to any Shareholder, for any act or omission in the course of, or connected with, rendering services under the Advisory Agreement. The Adviser is indemnified by the Fund under the Advisory Agreement.

The Advisory Agreement provides that the Adviser will use its best efforts to seek the best overall terms available when executing transactions for the Fund and selecting brokers or dealers. In assessing the best overall terms available for Fund transactions, the Adviser will consider all factors it deems relevant including, but not limited to, breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of any commission for the specific transaction on a continuing basis. In selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, the Adviser may consider the brokerage and research services (as those terms are defined in the 1934 Act, Section 28(e)) provided to the Funds and also to other accounts over which the Adviser or an affiliate exercises investment discretion.

The Advisory Agreement will remain in effect for an initial period of two years from the date of effectiveness with respect to each Fund, and, unless earlier terminated, continues in effect from year to year thereafter, but only so long as each such continuance is specifically approved annually by the Board or by vote of the holders of a majority of the Fund's outstanding voting securities, and by the vote of a majority of the Trustees who are not "interested persons" as defined in the 1940 Act. The Advisory Agreement may be terminated at any time, without payment of any penalty, by vote of the Board, by vote of a majority of the outstanding voting securities of each Fund, or by the Adviser, in each case on 60 days' written notice. As required by the 1940 Act, the Advisory Agreement will automatically terminate in the event of its assignment.


Under the terms of the Advisory Agreement, JBIM is entitled to annual fees based on __% of each Fund's average daily net assets.


Pursuant to the Expense Limitation Agreement, JBIM has agreed to reimburse certain expenses of the Funds through [ ], so that the total annual operating expenses of the Funds are limited to an annualized expense ratio of [___%] and [___%] of the average daily net assets of the Class A and Class I shares, respectively. The Funds have agreed to repay JBIM for expenses reimbursed to a Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the expense limitation. Any such repayment must be made within three years after the year in which JBIM incurred the expense.

In addition to the Adviser's waivers and reimbursements, the Adviser and its affiliates may pay from their own resources compensation for marketing, and/or investor servicing including but not limited to handling potential investor questions concerning the Funds, assistance in the enhancement of relations and communications between a Fund and investors, assisting in the establishment and maintenance of investor accounts with each Fund, and providing such other services that in the Adviser's view will assist a Fund's investors in establishing and maintaining a relationship with the Fund. See "Processing Organization Support Payments."

PORTFOLIO MANAGERS

         Mr. Dedio is responsible for the day-to-day management of the U.S. Microcap Fund, U.S. Midcap Fund, and U.S. Smallcap Fund. The U.S. Multicap Fund is co-managed by Messrs. Dedio and Gallagher. The information provided below is as of [________], 2006. Each portfolio manager is responsible for advising the following types of accounts:

Portfolio Managers                 Registered Investment Companies             Pooled Funds                    Other Accounts
                                Number of       Total Assets of        Number of     Total Assets    Number of      Total Assets of
                                Accounts        Accounts Managed       Accounts      of Accounts     Accounts       Accounts Managed
                                                ($million)                           Managed                        ($million)
                                                                                     ($million)
U.S. MICROCAP FUND,
U.S. SMALLCAP FUND,
U.S. MIDCAP FUND
     Samuel Dedio

U.S. MULTICAP FUND
     Samuel Dedio
     Brett Gallagher

OTHER ACCOUNTS MANAGED WITH A PERFORMANCE-BASED  ADVISORY FEE (as of [________],
2006), a subset of the prior table.

PORTFOLIO MANAGERS                 Registered Investment Companies             Pooled Funds                    Other Accounts
                                Number of       Total Assets of        Number of     Total Assets    Number of      Total Assets of
                                Accounts        Accounts Managed       Accounts      of Accounts     Accounts       Accounts Managed
                                                ($million)                           Managed                        ($million)
                                                                                     ($million)
U.S. MICROCAP FUND,
U.S. SMALLCAP FUND,
U.S. MIDCAP FUND
     Samuel Dedio

U.S. MULTICAP FUND
     Samuel Dedio
     Brett Gallagher

             PORTFOLIO MANAGER COMPENSATION (as of [________], 2006)


-------------------- ------------------------------- -------------------------- ----------------------------------
                     Structure of Compensation for                                Difference in Methodology of
                               Managing                  Specific Criteria      Compensation with Other Accounts
                                                                                 Managed (relates to the
                                                                                "Other Accounts" mentioned in the
                                                                                           chart above)
-------------------- ------------------------------- -------------------------- ----------------------------------
-------------------- ------------------------------- -------------------------- ----------------------------------
   U.S. MICROCAP                 Salary                 Fixed Compensation                    None
    FUND, U.S.              Profit Sharing*             Fixed Compensation
  SMALLCAP FUND,                 Bonus                      Performance
 U.S. MIDCAP FUND        Deferred Compensation          Fixed Compensation
                      Employee Stock Purchase Plan            Tenure
   Samuel Dedio           Pension/401(k) Plans                Tenure
                            Retirement Plans                  Tenure
-------------------- ------------------------------- -------------------------- ----------------------------------
U.S. MULTICAP FUND               Salary                 Fixed Compensation                    None
                            Profit Sharing*             Fixed Compensation
                                 Bonus                      Performance
                         Deferred Compensation          Fixed Compensation
   Samuel Dedio       Employee Stock Purchase Plan            Tenure
  Brett Gallagher         Pension/401(k) Plans                Tenure
                            Retirement Plans                  Tenure
-------------------- ------------------------------- -------------------------- ----------------------------------

* In addition to participating in the annual revenues generated by their division, Messrs. [ ]receive an equity-like interest in the division's enterprise value. The two components of the compensation program are designed to reward the managers' long-term performance.



BENEFICIAL OWNERSHIP BY PORTFOLIO MANAGERS (as of [            ], 2006)

---------------------------------------- ---------------------------------------
NAME OF PORTFOLIO MANAGER                         BENEFICIAL OWNERSHIP
---------------------------------------- ---------------------------------------

---------------------------------------- ---------------------------------------
U.S. MICROCAP FUND,
U.S. SMALLCAP FUND,
U.S. MIDCAP FUND
---------------------------------------- ---------------------------------------
      Samuel Dedio
---------------------------------------- ---------------------------------------
U.S. MULTICAP FUND
---------------------------------------- ---------------------------------------
      Samuel Dedio
---------------------------------------- ---------------------------------------
      Brett Gallagher


                             [CONFLICTS OF INTEREST]

ADMINISTRATOR AND CUSTODIAN

Pursuant to Administration Agreements and Custodian Agreements, Investors Bank & Trust Company ("IBT"), located at 200 Clarendon Street, Boston, Massachusetts 02116, serves as Administrator and Custodian to the Funds.

For its services as custodian and for administrative, fund accounting and other services, each Fund pays IBT an annual fee based on the Funds' average daily net assets equal to 0.03% on the first $7.5 billion in assets and 0.025% on assets over $7.5 billion. In addition, each Fund of the Trust pays an annual fee of $7,500 for each share class in excess of one. Any proposed new funds are subject to an annual minimum fee of $80,000. Under each Custodian Agreement, IBT (a) maintains a separate account or accounts in the name of a Fund, (b) holds and transfers portfolio securities on account of a Fund, (c) makes receipts and disbursements of money on behalf of a Fund, (d) collects and receives all income and other payments and distributions on account of a Fund's portfolio securities and (e) makes periodic reports to the Board concerning the Funds' operations.

IBT is authorized to select one or more foreign or domestic banks or trust companies to serve as sub-custodian on behalf of a Fund, subject to the oversight of the Board. The assets of the Funds are held under bank custodianship in accordance with the 1940 Act.

Rules adopted under the 1940 Act permit a Fund to maintain its securities and cash in the custody of certain eligible foreign banks and depositories. The Funds' portfolios of non-U.S. securities are held by sub-custodians, which are approved by the Trustees or a foreign custody manager appointed by the Trustees in accordance with these rules. The Board has appointed IBT and the Adviser to be its foreign custody managers with respect to the placement and maintenance of assets in the custody of eligible foreign banks and foreign securities depositories, respectively. The determination to place assets with a particular foreign sub-custodian is made pursuant to these rules which require a consideration of a number of factors including, but not limited to, the reliability and financial stability of the sub-custodian; the sub-custodian's practices, procedures and internal controls; and the reputation and standing of the sub-custodian in its national market.

DISTRIBUTOR


Quasar Distributors, LLC (the "Distributor") serves as the Funds' Distributor. The principal executive offices of the Distributor are located at 615 East Michigan Street, Milwaukee, WI 53202. The Distributor is registered with the SEC as a broker-dealer under the 1934 Act and is a member of the NASD.


The  Trust  may  enter  into  distribution  agreements,   shareholder  servicing
agreements or administrative agreements ("Agreements") with certain financial institutions ("Processing Organizations") to perform certain distribution, shareholder servicing, administrative and accounting services for their customers ("Customers") who are beneficial owners of shares of the Funds. A Processing Organization (for example, a mutual fund supermarket) includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator and any other institutions having a selling, administration or any similar agreement with the Funds and/or JBIM. A Processing Organization may charge a Customer one or more of the following types of fees, as agreed upon by the Processing Organization and the Customer, with respect to the cash management or other services provided by the Processing Organization: (1) account fees (a fixed amount per month or per year); (2) transaction fees (a fixed amount per transaction processed); (3) compensating balance requirements (a minimum dollar amount a Customer must maintain in order to obtain the services offered); or (4) account maintenance fees (a periodic charge based upon the percentage of assets in the account or of the dividend paid on those assets). A Customer of a Processing Organization should read the Prospectus and SAI in conjunction with the service agreements and other literature describing the services and related fees that will be provided by the Processing Organization to its Customers prior to any purchase of shares. No preference will be shown in the selection of Fund portfolio investments for the services of Processing Organizations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

Each Fund has adopted a Distribution Plan and a Shareholder Services Plan (collectively, the "Plans"), pursuant to Rule 12b-1 under the 1940 Act, with respect to the Class A shares of the Fund. Because of the Plans, long-term Class A shareholders may pay more than the economic equivalent of the maximum sales charge permitted by the NASD.

Under the Distribution Plans, each Fund may pay an aggregate amount on an annual basis not to exceed 0.25% of the value of the Fund's average daily net assets attributable to the Class A shares for services provided under the Distribution Plan and under the Shareholder Services Plan. The fee may be paid to Processing Organizations and/or others for providing services primarily intended to result in the sale of Class A shares as well as certain shareholder servicing, administrative and accounting services to their customers or clients who beneficially own Class A shares.

Under the Shareholder Services Plans, each Fund may pay an aggregate amount on an annual basis not to exceed 0.25% of the value of the Fund's average daily net assets attributable to the Class A shares for services provided under the Shareholder Services Plan and under the Distribution Plan. The fee may be paid to Processing Organizations for providing certain shareholder servicing, administrative and accounting services to their customers or clients who beneficially own Class A shares. Services under the Plan include the distribution of shares, the processing of shareholder transactions, other shareholder services not covered by the Funds' transfer agent, advertisement, printing costs and website costs.

The Plan is a compensation plan, which provides for the payment of a specified fee without regard to the actual expense incurred by the Distributor. If the Plan was terminated by the Board and a successor plan was adopted, that Fund would cease to make payments under the Plan and the Distributor would be unable to recover any unreimbursed expenses.

Each Plan will continue in effect for so long as its continuance is specifically approved at least annually by the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of such Plan. Either Plan may be terminated at any time, without penalty, by vote of a majority of the Trustees or by a vote of a majority of the outstanding voting shares of the Trust that have invested pursuant to such Plan. No Plan may be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the Fund affected thereby. Material amendments of a Plan must also be approved by the Trustees as provided in Rule 12b-1.

No interested person of the Trust or any Independent Trustee has any direct or indirect financial interest in the operation of either Plan except to the extent that the Distributor and certain of its employees may be deemed to have such an interest as a result of receiving a portion of the amounts expended under a Plan.

PROCESSING ORGANIZATION SUPPORT PAYMENTS AND OTHER ADDITIONAL COMPENSATION ARRANGEMENTS

JBIM or one or more of its affiliates (for this section only, "JBIM") also may make additional payments to Processing Organizations out of their own resources under the categories described below. These categories are not mutually exclusive, and a single Processing Organization may receive payments under the categories below:

MARKETING SUPPORT PAYMENTS

JBIM may make payments from its own resources to key Processing Organizations who are holders or dealers of record for accounts in one more of the Funds and classes. A Processing Organization's marketing support services may include business planning assistance, educating Processing Organization personnel about the Funds and shareholder financial planning needs, placement on the Processing Organization's preferred or recommended fund list, and access to sales meetings, sales representatives and management representatives of the Processing Organization. JBIM compensates Processing Organizations differently depending upon, among other factors, the level and/or type of marketing support provided by the Processing Organization. In the case of any one Processing Organization, marketing support payments, with certain limited exceptions, will not exceed 0.25% of the total net assets of each Fund attributable to the Processing Organization on an annual basis.

PROGRAM SERVICING PAYMENTS

JBIM also may make payments from its own resources to certain Processing Organizations who sell Funds through programs such as retirement plan programs, qualified tuition programs or bank trust programs. A Processing Organization may perform program services itself or may arrange with a third party to perform program services. In addition to participant record keeping, reporting, or transaction processing, retirement program services may include services related to administration of the program (such as plan level compliance, audit, account reconciliation, etc.), or participant recordkeeping, reporting and processing. Payments of this type may vary but generally will not exceed 0.25% of the total assets in the program, on an annual basis.

OTHER CASH PAYMENTS

From time-to-time, JBIM, at its own expense, may provide additional compensation to Processing Organizations or other third-parties, which sell or arrange for the sale of shares of the Funds. JBIM may also make payments to certain other third-parties that currently or in the past have sold, arranged for the sale, or assisted in the sale of shares of the Fund. Such payments to these third parties may be in the form trail or other similar payments and will vary, but typically will not exceed 0.25% of the total net assets of each Fund attributable to that third party. Such compensation provided by JBIM to Processing Organizations may include financial assistance to Processing Organizations that enable JBIM to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other Processing Organization-sponsored events. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD. JBIM makes payments for events it deems appropriate, subject to JBIM guidelines and applicable law. These payments may vary depending on the nature of the event.

You can ask your Processing Organization for information about any payments received from JBIM and any services provided.

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC (the "Transfer Agent") serves as the Funds' transfer and dividend disbursing agent. The Transfer Agent's principal executive offices are located at 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202. Pursuant to the Transfer Agency Agreements, the Transfer Agent (a) issues and redeems shares of the Funds, (b) addresses and mails all communications by the Funds to record owners of Funds' shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Board concerning the Funds' operations.

CODE OF ETHICS

The Funds have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act and the Adviser has adopted a code under Section 204 of the Investment Adviser Act governing the personal investment activity by investment company personnel, including portfolio managers, and other persons affiliated with the Funds who may be in a position to obtain information regarding investment recommendations or purchases and sales of securities for a Fund. These Codes permit persons covered by the Codes to invest in securities for their own accounts, including securities that may be purchased or held by a Fund, subject to restrictions on investment practices that may conflict with the interests of the Funds.

PROXY VOTING PROCEDURES

The Funds have delegated proxy voting responsibilities to the Adviser subject to the Board's general oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Funds' and their shareholders' best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has retained Institutional Shareholders Services ("ISS") to serve as its proxy service provider and intends to vote in accordance with ISS's recommendations to address, among other things, any material conflict of interest that may arise between the interests of the Funds and the interests of the Adviser or its affiliates. The Adviser, however, has instructed ISS not to vote proxies when the liquidity of the Fund could be adversely affected. A summary of ISS's Proxy Voting Guidelines for the Funds is provided in Appendix B of this SAI.

A description of the Funds' proxy voting policies and procedures is available without charge, upon request, (1) on the Funds' website at
www.us-funds.juliusbaer.com  and  (2)  on  the  SEC's  website  at  www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the year ended June is available via the methods noted above.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Funds' Adviser is responsible for establishing, reviewing and, where necessary, modifying a Fund's investment program to achieve its investment objective. Purchases and sales of newly-issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained. The purchase price paid by a Fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the price of securities traded in over-the-counter markets includes an undisclosed commission or mark-up. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. Government securities may be purchased directly from the United States Treasury or from the issuing agency or instrumentality.

The Funds' Adviser will select specific portfolio investments and effect transactions for each Fund. The Adviser will use its bet efforts to seek the best overall terms available and the most favorable execution of orders. In evaluating prices and executions, the Adviser will consider the factors it deems relevant, which may include the breadth of the market in the security, the price of the security, the financial condition and execution capability of a broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, to the extent that the execution and price offered by more than one broker or dealer are comparable, the Adviser may, in its discretion, effect transactions in portfolio securities with dealers who provide brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act) to a Fund and/or other accounts over which the Adviser exercises investment discretion. Research and other services received may be useful to the Adviser in serving both the Fund and its other clients and, conversely, research or other services obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to a Fund. The fee to the Adviser under its Advisory Agreements with the Funds is not reduced by reason of its receiving any brokerage and research services.


Investment decisions for a Fund concerning specific portfolio securities are made independently from those for other clients advised by the Adviser. Such other investment clients may invest in the same securities as a Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which a Fund's Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold for a Fund. To the extent permitted by law, the Funds' Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other investment clients in order to obtain best execution.

Any portfolio transaction for a Fund may be executed through the Distributor, or Julius Baer Securities Inc., or any of their affiliates if, in the Adviser's judgment, the use of such entity is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, such entity charges a Fund a commission rate consistent with those charged by such entity to comparable unaffiliated customers in similar transactions.


In no instance will portfolio securities be purchased from or sold to the Adviser, the Distributor or any affiliated person of such companies as principal in the absence of an exemptive order from the SEC unless otherwise permitted by the SEC.


The Board has adopted a policy allowing trades to be made between the Fund and a registered investment company or series thereof that is an affiliated person of the Fund (and certain non-investment company affiliated persons) provided the transactions meet the terms of Rule 17a-7 under the 1940 Act. Pursuant to this policy, the Fund may buy a security from or sell a security to another registered investment company or a private account managed by the Adviser. The Fund may participate, if and when practicable, in bidding for the purchase of securities for its portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. The Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interest.


COMMISSION RECAPTURE PROGRAMS


The Board of the Trust has adopted a commission recapture program. Under the program, a percentage of commissions generated by the portfolio transactions of a Fund is rebated to that Fund by the broker-dealers and credited to short-term security gain/loss.


                                  CAPITAL STOCK

Under the Trust Agreement, the Trustees have authority to issue an unlimited number of shares of beneficial interest, par value $.001 per share.


When matters are submitted for shareholder vote, each shareholder will have one vote for each share owned and proportionate, fractional votes for fractional shares held. There will normally be no meeting of shareholders for the purpose of electing Trustees for any series of the Trust, unless and until such time as less than a majority of the Trustees holding office for such series have been elected by shareholders. The Trustees will call a meeting for any purpose upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. The 1940 Act requires a shareholder vote under certain circumstances, including changing any fundamental policy of a Fund. The Trustees shall cause each matter required or permitted to be voted upon at a meeting or by written consent of shareholders to be submitted to a vote of all classes of outstanding shares entitled to vote, irrespective of class, unless the 1940 Act or other applicable laws or regulations require that the actions of the shareholders be taken by a separate vote of one or more classes, or the Trustees determine that any matters to be submitted to a vote of shareholders affects only the rights or interests of one or more classes of outstanding shares. In that case, only the shareholders of the class or classes so affected shall be entitled to vote on the matter.


Each Fund share  representing  interests in a Fund,  when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Upon liquidation of a Fund, the shareholders of that Fund shall be entitled to share, pro rata, in any assets of the Fund after the discharge of all charges, taxes, expenses and liabilities.

Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. In the case of the Trust, shareholders generally vote by Fund, except with respect to the election of Trustees and the selection of independent public accountants. Shares are redeemable and transferable but have no preemptive, conversion or subscription rights.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust, however, and requires that notice of the disclaimer be given in each Agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trust's management believes is remote.

Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Information on how to purchase and redeem shares and how such shares are priced is included in the Prospectus.

PORTFOLIO VALUATION

The Prospectus discusses the time at which the net asset value of the Funds is determined for purposes of sales and redemptions. The following is a description of the procedures used by the Funds in valuing their assets.

The Funds have engaged a record keeping or pricing agent (the "Pricing Agent") to determine each Fund's daily NAV. The Pricing Agent will obtain prices for portfolio securities and other investments from pricing or quotation services (collectively, an "Authorized Pricing Service") that have been approved by its Board or, if not yet approved by its Board, are approved by the president or chief financial officer of a Fund. If no quotation can be obtained from an Authorized Pricing Service, then the Adviser will attempt to obtain a quotation from an alternative source following procedures approved by the Board. If the Adviser is unable to obtain a quotation from such an alternative source, or if the Adviser doubts the accuracy of any quotation, the security will be valued by the Pricing Committee. The Pricing Committee shall meet to establish prices of portfolio securities on any day on which a Fund's NAV is determined and on which, as to any portfolio security, reliable market quotations may not be readily available or a significant event may have occurred. The procedures of the Authorized Pricing Service are reviewed periodically by each Fund's Pricing Committee under the general supervision and responsibility of the respective Board or Valuation Committee, which may replace any such Authorized Pricing Service at any time.

Securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day on the exchange on which such security is principally traded or in the over-the-counter market, as applicable. Securities reported by the NASDAQ Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ official closing price on the valuation day. In cases which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market.

In cases where the market value of a portfolio security is not available from an
Authorized   Pricing  Service,   the  Funds'  procedures   provide  methods  for
determining the market value.

The closing prices of securities may not reflect their values at the time the Funds calculate their respective NAVs if an event that will materially affect the value of those securities (a "Significant Event") has occurred since the closing prices were established, but before a Fund's NAV calculation. The Adviser monitors developments in the marketplace for circumstances, which may present a Significant Event. If the Adviser determines that a Significant Event has occurred, then the Pricing Committee will determine the fair value of the security following procedures approved by the Boards. Similarly, if trading in a security is halted during the trading day, and does not resume prior to the closing of the exchange or other market, the fair value of the security must be determined. If the Pricing Committee determines that a significant event has occurred after a market closes but before the time as of which the Fund determines its NAV, it shall fair value price the portfolio securities that are affected by such significant event. Examples of Significant Events include: events that relate to a single issuer or to an entire market sector; significant fluctuations in domestic markets or other financial indicators; and occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, corporate actions or significant government actions.

The Board has delegated to its respective Valuation Committee the authority and responsibility to make fair value determinations on behalf of the Board. The Valuation Committee shall review each action taken or approved by the Pricing Committee to determine whether such actions were taken in a manner consistent with the Funds' Valuation Procedures, and shall also review the appropriateness of the methodologies used to value portfolio securities in the Funds' portfolios and the quality of the prices obtained through those procedures and recommend adjustments to such methods when appropriate. The Adviser, through the Pricing Committee, shall be responsible for determinations under the Funds' Valuation Procedures where such determinations involve the use of non-objective valuation methods or criteria, including fair value pricing of portfolio securities for which reliable market quotations are not readily available. The Board has adopted specific guidelines regarding the good faith valuation of securities and retains responsibility for the valuation methods adopted and applied. The Valuation Committee meets as necessary and is comprised of Independent Trustees.

IN-KIND PURCHASES

Shares of the Funds are normally issued for cash only. The Adviser in its discretion may permit investors to purchase shares "in-kind" through a transfer of readily marketable securities to a Fund as payment for the shares. In-kind purchases are accepted only when the securities being acquired: are consistent with the investment objectives and policies of the acquiring Fund; are acquired for investment purposes and not for resale; are not restricted as to transfer either by law or market liquidity; and can be readily valued (e.g., are listed on a recognized exchange).

LIMITATIONS ON REDEMPTIONS


See "EXCESSIVE PURCHASES AND REDEMPTIONS OR EXCHANGES" below.


              ADDITIONAL INFORMATION CONCERNING EXCHANGE PRIVILEGE


Shareholders of record may exchange shares of a Fund for shares of the appropriate class of any other Fund of the Julius Baer Investment Funds (with the exception of the International Equity Fund, which is limited to exchanges by existing shareholders of this Fund) or the Julius Baer Global Equity Fund Inc. on any business day, by contacting the Transfer Agent directly to the extent such shares are offered for sale in the shareholder's state of residence. Shareholders may exchange their shares on the basis of relative net asset value at the time of exchange. A $5 fee will be charged for every exchange made via telephone, provided that the registration remains identical.


The exchange privilege enables shareholders to acquire shares in a Fund with different investment objectives when they believe that a shift between Funds is an appropriate investment decision. Prior to any exchange, the shareholder should obtain and review a copy of the current Prospectus of the Fund.

EXCESSIVE PURCHASES AND REDEMPTIONS OR EXCHANGES


The Funds' Boards have adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. The Funds reserve the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING

To the extent that the Funds or their agents are unable to curtail excessive trading practices in a Fund, these practices may interfere with the efficient management of a Fund's portfolio. For example, such practices may result in a Fund maintaining higher cash balances, using its line of credit to a greater extent, or engaging in more frequent or different portfolio transactions than it otherwise would. Increased portfolio transactions or greater use of the line of credit could correspondingly increase a Fund's operating costs and decrease the Funds' investment performance; maintenance of higher cash balances could result in lower Fund investment performance during periods of rising markets.

Smaller capitalization stocks generally trade less infrequently. Certain investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (also referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund's portfolio, particularly in comparison to funds that invest in highly liquid securities, in part because the Fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large or frequent redemption requests.

The Funds have procedures designed to adjust (or "fair value") the closing market prices of securities under certain circumstances to reflect what they believe to be the fair value of the securities as of the Funds' valuation time. To the extent that a Fund imperfectly fair values securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

Purchases and exchanges of shares of the Funds should be made for investment purposes only. The Funds discourage and do not knowingly accommodate frequent purchases and redemptions of Fund shares. The Funds reserve the right to reject without prior notice any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason, including, among other things, the belief that such individual or group trading activity would be harmful or disruptive to a Fund.

The Funds have adopted a "purchase blocking policy" that prohibits a shareholder who has redeemed or exchanged Fund shares having a value of greater than $5,000 from investing in that Fund for 30 calendar days after such transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. The Funds will work with intermediaries to develop procedures to implement this policy, or other procedures that the Funds determine are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt such procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or one that seeks to achieve the objectives of this policy.

Under the purchase blocking policy, the Fund will not prevent certain purchases and will not block certain redemptions, such as: systematic withdrawals where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

Although the Funds are not utilizing a round-trip policy , the Funds have employed procedures to monitor trading activity on a daily basis in an effort to detect excessive short-term trading activities. The procedures currently are designed to enable the Funds to identify undesirable trading activity based on one or more of the following factors: the number of transactions, purpose, amounts involved, period of time involved, past transactional activity, our knowledge of current market activity, and trading activity in multiple accounts under common ownership, control or influence, among other factors. Other than as described above, the Funds have not adopted a particular rule-set for identifying such excessive short-term trading activity.. However, as a general matter, the Funds will treat any pattern of purchases and redemptions over a period of time as indicative of excessive short-term trading activity. If a Fund or the Transfer Agent believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, a Fund or the Transfer Agent may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Funds and the Transfer Agent seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Funds and the Transfer Agent also reserve the right to notify financial intermediaries of a shareholder's trading activity. The Funds may also permanently ban a shareholder from opening new accounts or adding to existing accounts in any Fund.

If excessive trading is detected in an omnibus account, the Funds shall request that the financial intermediary or plan sponsor take action to prevent the particular investor or investors from engaging in that trading. If the Funds determine that the financial intermediary or plan sponsor has not demonstrated adequately that it has taken appropriate action to curtail the excessive trading, the Funds may consider whether to terminate the relationship. Rejection of future purchases by a retirement plan because of excessive trading activity by one or more plan participants is likely to impose adverse consequences on the plan and on other participants who did not engage in excessive trading. To avoid these consequences, for retirement plans, the Funds generally will communicate with the financial intermediary or plan sponsor and request that the financial intermediary or plan sponsor take action to cause the excessive trading activity by that participant or participants to cease. If excessive trading activity recurs, the Funds may refuse all future purchases from the plan, including those of plan participants not involved in the activity.

Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Funds to prevent their excessive trading, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the Funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Funds will not always be able to detect frequent trading activity, investors should not assume that the Funds will be able to detect or prevent all frequent trading or other practices that disadvantage the Funds. For example, the ability of the Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker or retirement plan administrator, maintains the record of a Fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a Fund, particularly among certain financial intermediaries such as financial advisers, brokers or retirement plan administrators. These arrangements often permit the financial intermediary to aggregate their clients' transaction and ownership positions in a manner that does not identify the particular underlying shareholder(s) to a Fund.

The identification of excessive trading activity involves judgments that are inherently subjective and the above actions alone or taken together with other means by which the Funds seek to discourage excessive trading cannot eliminate the possibility that such trading activity in the Funds will occur. The Funds currently do not charge a redemption fee. The Funds reserve the right, however, to impose such a fee or otherwise modify the Policy Regarding Excessive or Short-Term Trading at any time in the future.

                     ADDITIONAL INFORMATION CONCERNING TAXES

Each Fund has qualified, and intends to qualify each year, as a "regulated investment company" under the Code. Provided that a Fund (a) is a regulated investment company and (b) distributes to its shareholders at least 90% of the sum of its investment company taxable income and net realized short-term capital gains, the Fund will not be subject to federal income tax to the extent its entire investment company taxable income and its entire net realized long-term and short-term capital gains are distributed to its shareholders.

Each Fund is subject to a 4% nondeductible excise tax to the extent that it fails to distribute to its shareholders during each calendar year an amount equal to at least the sum of (a) 98% of its taxable ordinary investment income (excluding long-term and short-term capital gain income) for the calendar year; plus (b) 98% of its capital gain net income for the one year period ending on October 31 of such calendar year; plus (c) 100% of its ordinary investment income or capital gain net income from the preceding calendar year which was neither distributed to shareholders nor taxed to a Fund during such year. Each Fund intends to distribute to shareholders each year an amount sufficient to avoid the imposition of such excise tax.


Any dividend declared by a Fund in October, November or December as of a record date in such a month and paid the following January will be treated for federal income tax purposes as received by shareholders on December 31 of the year in which it is declared. A Fund's transactions in options and futures contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to a Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes, respectively. Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.


If a Fund acquires any equity interest in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), that Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may ameliorate these adverse tax consequences, but any such election could require the applicable Fund to recognize taxable income or gain, subject to tax distribution requirements, without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. Each of the Funds may limit or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

A Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases.

Investments in debt obligations that are at risk of default may present special tax issues. Tax rules may not be entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. In the event that a Fund invests in such securities, the Fund will address these and any other issues in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to federal income or excise tax.

Net realized long-term capital gains will be distributed as described in the Prospectus. Such distributions (capital gain dividends), if any, will be taxable to a shareholder as long-term capital gains, regardless of how long a shareholder has held shares. If, however, a shareholder receives a capital gain dividend with respect to any share and if such share is held by the shareholder for six months or less, then any loss on the sale or redemption of such share that is less than or equal to the amount of the capital gain dividend will be treated as a long-term capital loss.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to backup withholding, then the shareholder may be subject to a 30% "backup withholding tax" with respect to (a) dividends and distributions and (b) the proceeds of any redemptions of Fund shares. An individual's taxpayer identification number is his or her social security number. The 30% "backup withholding tax" is not an additional tax and may be credited against a taxpayer's regular federal income tax liability. Pursuant to recently enacted tax legislation, the backup withholding tax rate is 28% for amounts paid through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

Any gain or loss realized by a shareholder upon the sale or other disposition of any class of shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers or to foreign shareholders. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Funds that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from income derived from interest on bonds and other debt instruments will not generally qualify for the lower rates. Further, because many companies in which the Funds invest do not pay significant dividends on their stock, the Funds may not derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends.

The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

In an effort to utilize capital loss carryforwards, the Funds may engage in enhanced trading activity. This may result in additional trading costs, as well as increased portfolio turnover.

The foregoing is only a summary of certain tax considerations generally affecting the Funds and shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[_________________], serves as the independent registered public accounting firm of the Trust and performs annual audits of the Funds' financial statements.


                                     COUNSEL

[_________________], serves as counsel for the Funds.


                              FINANCIAL STATEMENTS

The Fund has not yet commenced operations as of the date of this Prospectus. Because the Fund has no operations, it has no financial statements to report.

                                     PART C

                                OTHER INFORMATION

Item 23.        Exhibits

        (a) Registrant's Master Trust Agreement dated April 30, 1992, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

        (a1) Amendment No. 1 to Master Trust Agreement dated June 22, 1992, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

        (a2) Amendment No. 2 to Master Trust Agreement dated September 16, 1993, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

        (a3) Amendment No. 3 to Master Trust Agreement dated January 26, 1995, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

        (a4) Amendment No. 4 to Master Trust Agreement dated July 1, 1998, is incorporated by reference to Post-Effective Amendment No. 11 as filed with the SEC via EDGAR on December 30, 1998.

        (a5) Amendment No. 5 to Master Trust Agreement dated October 8, 2002, is incorporated by reference to Post-Effective Amendment No. 36 as filed with the SEC via EDGAR on July 18, 2005.

        (a6) Amendment No. 6 to Master Trust Agreement dated March 7, 2003, is incorporated by reference to Post-Effective Amendment No. 36 as filed with the SEC via EDGAR on July 18, 2005.

        (a7) Amendment No. 7 to Master Trust Agreement dated March 5, 2004, is incorporated by reference to Post-Effective Amendment No. 36 as filed with the SEC via EDGAR on July 18, 2005.

        (a8) Amendment No. 8 to Master Trust Agreement dated February 23, 2004, is incorporated by reference to Post-Effective Amendment No. 28 as filed with the SEC via EDGAR on February 27, 2004.

        (a9) Amendment No. 9 to Master Trust Agreement dated May 2, 2005, is incorporated by reference to Post-Effective Amendment No. 35 as filed with the SEC via EDGAR on May 4, 2005.

        (a10) Amendment No. 10 to Master Trust Agreement dated September 20, 2005, is incorporated by reference to Post-Effective Amendment No. 37 as filed with the SEC via EDGAR on September 30, 2005.

        (a11) Amendment No. 11 to Master Trust Agreement is to be filed by amendment.

        (b) Registrant's Third Amended and Restated By-Laws dated March 16, 2005, is incorporated by reference to Post-Effective Amendment No. 36 as filed with the SEC via EDGAR on July 18, 2005.

        (c) The rights of holders of the securities being registered are included in the following documents: Articles IV and V of the Master Trust Agreement dated April 30, 1992 (Exhibit (a) above); Amendment No. 1 to Master Trust Agreement dated June 22, 1992 (Exhibit (a1) above); Amendment No. 2 to Master Trust Agreement dated September 16, 1993 (Exhibit (a2) above); Amendment No. 3 to Master Trust Agreement dated January 26, 1995 (Exhibit (a3) above); Amendment No. 4 to Master Trust Agreement dated July 1, 1998 (Exhibit (a4) above); Amendment No. 5 to Master Trust Agreement dated October 8, 2002 (Exhibit (a5) above); Amendment No. 6 to Master Trust Agreement dated March 7, 2003 (Exhibit
        (a7) above); Amendment No. 7 to Master Trust Agreement dated January 6, 2004 (Exhibit (a7) above); Amendment No. 8 to Master Trust Agreement dated February 23, 2004 (Exhibit (a8) above); Amendment No. 9 to Master Trust Agreement dated May 2, 2005 (Exhibit (a9) above); and Article 11 to the Registrant's Third Amended and Restated By-Laws dated March 16, 2005 (Exhibit (b) above).

        (d) Investment Advisory Agreement between the Registrant and Julius Baer Investment Management LLC dated October 2, 2002, is incorporated by reference to Post-Effective Amendment No. 36 as filed with the SEC via EDGAR on July 18, 2005.

        (d1) Amended Exhibit A to the Investment Advisory Agreement between the Registrant and Julius Baer Investment Management LLC dated October 2, 2002, as amended December 11, 2002 is incorporated by reference to Post-Effective Amendment No. 27 as filed with the SEC via EDGAR on December 30, 2003.

        (d2) Amendment to Investment Advisory Agreement between the Registrant and Julius Baer Investment Management LLC dated May 4, 2005 is incorporated by reference to Post-Effective Amendment No. 35 as filed with the SEC via EDGAR on May 4, 2005.

        (d3)    Amendment  to   Investment   Advisory   Agreement   between  the
        Registrant and Julius Baer Investment Management LLC is to be filed by amendment.

        (d4) Expense Limitation Agreement between the Registrant on behalf of the Total Return Bond Fund and Julius Baer Investment Management LLC dated January 1, 2006, is incorporated by reference to Post-Effective Amendment No. 39 as filed with the SEC via EDGAR on January 19, 2006.

        (d5) Expense Limitation Agreement between the Registrant on behalf of the Julius Baer International Equity Fund II and Julius Baer Investment Management LLC dated February 10, 2006, is incorporated by reference to Post-Effective Amendment No. 40 as filed with the SEC via EDGAR on February 28, 2006.

        (d6) Expense Limitation Agreement between the Registrant on behalf of the Julius Baer Global High Yield Bond and Julius Baer Investment Management LLC dated February 16, 2006, is incorporated by reference to Post-Effective Amendment No. 40 as filed with the SEC via EDGAR on February 28, 2006.

        (e) Distribution Agreement between Quasar Distributors, LLC and the Registrant on behalf of the Julius Baer International Equity Fund, the Julius Baer Total Return Bond Fund and the Julius Baer Global High Yield Bond Fund dated July 19, 2004, is incorporated by reference to Post-Effective Amendment No. 30 as filed with the SEC via EDGAR on December 29, 2004.

        (e1) First Amendment to Distribution Agreement, with respect to Julius Baer International Equity Fund II dated April 29, 2005, is incorporated by reference to Post-Effective Amendment No. 35 as filed with the SEC via EDGAR on May 4, 2005.

        (f)     Not applicable.

        (g) Custodian Agreement between the Registrant and Investors Bank & Trust Company dated December 28, 1999, is incorporated by reference to Post-Effective Amendment No. 14 as filed with the SEC via EDGAR on January 31, 2000.

        (g1) Amendment to the Custodian Agreement between the Registrant and Investors Bank & Trust Company dated January 1, 2003, is incorporated by reference to Post-Effective Amendment No. 36 as filed with the SEC via EDGAR on July 18, 2005.

        (g2) Amendment to the Custodian Agreement between the Registrant and Investors Bank & Trust Company dated March 28, 2003, is incorporated by reference to Post-Effective Amendment No. 27 as filed with the SEC via EDGAR on December 30, 2003.

        (g3) Amendment to the Custodian Agreement between the Registrant and Investors Bank & Trust Company dated September 24, 2003, is incorporated by reference to Post-Effective Amendment No. 36 as filed with the SEC via EDGAR on July 18, 2005.

        (g4) Amendment to the Custodian Agreement between the Registrant and Investors Bank & Trust Company dated May 4, 2005, is incorporated by reference to Post-Effective Amendment No. 35 as filed with the SEC via EDGAR on May 4, 2005.

        (g5) Amendment to Custodian Agreement between the Registrant and Investors Bank & Trust Company dated December 31, 2005, is incorporated by reference to Post-Effective Amendment No. 39 as filed with the SEC via EDGAR on January 19, 2006.

        (h) Administration Agreement between the Registrant and Investors Bank & Trust Company dated December 28, 1999, is incorporated by reference to Post-Effective Amendment No. 14 as filed with the SEC via EDGAR on January 31, 2000.

        (h1) Amendment to Administration Agreement between the Registrant and Investors Bank & Trust Company dated January 1, 2003, is incorporated by reference to Post-Effective Amendment No. 36 as filed with the SEC via EDGAR on July 18, 2005.

        (h2) Amendment to Administration Agreement between the Registrant and Investors Bank & Trust Company dated September 24, 2003, is incorporated by reference to Post-Effective Amendment No. 36 as filed with the SEC via EDGAR on July 18, 2005.

        (h3) Amendment to Administration Agreement between the Registrant with respect to the Julius Baer International Equity Fund II and Investors Bank & Trust Company dated May 4, 2005, is incorporated by reference to Post-Effective Amendment No. 35 as filed with the SEC via EDGAR on May 4, 2005.

        (h4) Amendment to Administration Agreement between the Registrant and Investors Bank & Trust Company dated December 31, 2005, is incorporated by reference to Post-Effective Amendment No. 39 as filed with the SEC via EDGAR on January 19, 2006.

        (h6)    Automatic   Investment  Plan   Application  is  incorporated  by
        reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

        (h7) Securities Lending Agreement between Julius Baer International Equity Fund and Investors Bank & Trust Company dated March 11, 2002, is incorporated by reference to Post-Effective Amendment No. 27 as filed with the SEC via EDGAR on December 30, 2003.

        (h8) First Amendment to Securities Lending Agreement between Julius Baer International Equity Fund and Investors Bank & Trust Company dated July 1, 2003, is incorporated by reference to Post-Effective Amendment No. 35 as filed with the SEC via EDGAR on May 4, 2005.

        (h9) Second Amendment to Securities Lending Agreement between Julius Baer International Equity Fund and Investors Bank & Trust Company dated May 4, 2005, is incorporated by reference to Post-Effective Amendment No. 36 as filed with the SEC via EDGAR on July 18, 2005.

        (h10) Securities Lending Agreement between Julius Baer International Equity Fund II and Investors Bank & Trust Company dated September 28, 2005, is incorporated by reference to Post-Effective Amendment No. 38 as filed with the SEC via EDGAR on December 12, 2005.

        (h11) Transfer Agent Servicing Agreement between U.S. Bancorp Fund Services, LLC and the Registrant on behalf of the Julius Baer International Equity Fund, the Julius Baer Total Return Bond Fund and the Julius Baer Global High Yield Bond Fund dated July 19, 2004, is incorporated by reference to Post-Effective Amendment No. 30 as filed with the SEC via EDGAR on December 29, 2004.

        (h12) Amendment to Transfer Agent Servicing Agreement between U.S. Bancorp Fund Services, LLC and the Registrant, dated May 4, 2005, amending Exhibit A, is incorporated by reference to Post-Effective Amendment No. 35 as filed with the SEC via EDGAR on May 4, 2005.

        (i)     Opinion   of   Counsel   is   incorporated   by   reference   to
        Post-Effective Amendment No. 9 as filed with the SEC via EDGAR on February 19, 1998.

        (i1) Opinion of Counsel dated February 26, 2004, is incorporated by reference to Post-Effective Amendment No. 28 as filed with the SEC via EDGAR on February 27, 2004.

        (i2) Opinion of Counsel dated February 25, 2005, is incorporated by reference to Post-Effective Amendment No. 32 as filed with the SEC via EDGAR on February 27, 2005

        (j)     Not applicable.

        (k)     Not applicable.

        (l) Purchase Agreement between Funds Distributor, Inc. and the Registrant on behalf of Julius Baer Global Income Fund (formerly BJB Global Income Fund) dated June 18, 1992, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

        (m) Distribution Plan of Julius Baer Global Income Fund (formerly BJB Global Income Fund) dated October 4, 1993, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

        (m1)    Distribution  Plan of  Julius  Baer  International  Equity  Fund
        (formerly BJB International Equity Fund) dated October 4, 1993, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998

        (m2) Shareholder Services Plan of Julius Baer Global Income Fund (formerly BJB Global Income Fund) dated October 4, 1993, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

        (m3) Shareholder Services Plan of Julius Baer International Equity Fund (formerly BJB International Equity Fund) dated October 4, 1993, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

        (m4) Distribution Plan of Julius Baer Global High Yield Bond Fund dated October 2, 2002, is incorporated by reference to Post-Effective Amendment No. 22 as filed with the SEC via EDGAR on February 28, 2003.

        (m5) Shareholder Servicing Agreement of Julius Baer Global High Yield Bond Fund dated October 2, 2002, is incorporated by reference to Post-Effective Amendment No. 28 as filed with the SEC via EDGAR on February 27, 2004.

        (m6) Shareholder Services Plan of Julius Baer Global High Yield Bond Fund dated October 2, 2002, is incorporated by reference to Post-Effective Amendment No. 28 as filed with the SEC via EDGAR on February 27, 2004.

        (m7) Distribution Plan of Julius Baer International Equity Fund II dated March 16, 2005, is incorporated by reference to Post-Effective Amendment No. 38 as filed with the SEC via EDGAR on December 12, 2005.

        (m8) Shareholder Services Plan of Julius Baer International Equity Fund II dated March 16, 2005, is incorporated by reference to Post-Effective Amendment No. 38 as filed with the SEC via EDGAR on December 12, 2005.

        (n) Fifth Amended Rule 18f-3 Plan of Julius Baer Investment Funds dated September 28, 2005, is incorporated by reference to Post-Effective Amendment No. 37 as filed with the SEC via EDGAR on September 30, 2005.

        (p) Amended Code of Ethics of the Registrant and Julius Baer Investment Management LLC dated March 16, 2005, is incorporated by reference to Post-Effective Amendment No. 35 as filed with the SEC via EDGAR on May 4, 2005.

        (q) Powers of Attorney for Robert S. Mathews, Gerard J.M. Vlak, Peter Wolfram, Harvey B. Kaplan, Antoine Bernhiem and Thomas Gibbons, each an Independent Trustee of the Registrant dated April 12, 2005, is incorporated by reference to Post-Effective Amendment No. 33 as filed with the SEC via EDGAR on April 18, 2005.

        (q1) Power of Attorney for Glen Wisher, an Interested Trustee of the Registrant, dated December 12, 2005, incorporated by reference to Post-Effective Amendment No. 38 as filed with the SEC via EDGAR on December 12, 2005.



Item 24.                Persons  Controlled by or Under Common  Control with the
                        Fund

                        None


Item 25.                Indemnification.

The Registrant is a Massachusetts business trust. As a Massachusetts business trust, the Registrant's operations are governed by a Master Trust Agreement ("Declaration of Trust"). The Declaration of Trust provides that persons extending credit to, contracting with or having any claim against the Registrant shall look only to the assets of the Sub-Trust with which such person dealt for the payment of such credit, contract or claim and that neither the shareholders of any Sub-Trust nor the Trustees nor any of the officers, employees or agents of the Registrant, nor any other Sub-Trust of the Registrant shall be personally liable for such credit, contract or claim. The Registrant indemnifies each of the Trustees and officers and other persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise, against all liabilities and expenses incurred in connection with the defense or disposition of any action, suit or other proceeding before any court or administrative or legislative body in which such person may be involved as a party or with which such person may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter in which such person did not act in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of the Registrant or had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office. The Declaration of Trust further provides that a Trustee shall not be liable for errors of judgment or mistakes of fact or law, for any neglect or wrongdoing of any officer, agent, employee, consultant, adviser, administrator, distributor or principal underwriter, custodian or transfer, dividend disbursing, shareholder servicing or accounting agent of the Registrant, or for any act or omission of any other Trustee. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of the Declaration of Trust and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice. The Trustees, when acting in good faith in discharging their duties, shall be entitled to rely upon the books of account of the Registrant and upon written reports made to the Trustees. However, nothing in the Declaration of Trust protects any Trustee or officer against any liability to the Registrant or its shareholders to which such Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Item 26.                Business and Other Connections of Investment Adviser

The list required by this Item 26 of Directors and Officers of Julius Baer Investment Management LLC ("JBIM") is incorporated by reference to Schedules A and D to JBIM's Form ADV filed by JBIM pursuant to the Investment Advisers Act of 1940 (File No. 801-18766; IARD No. 106863).

Item 27.                Principal Underwriter.

        (a) Quasar Distributors, LLC ("Quasar") acts as principal underwriter for the Registrant and each of its series. Additionally, Quasar is the principal underwriter for the following investment companies:

AIP Alternative Strategies Funds
Akros Absolute Return Fund
Al Frank Funds
Allied Asset Advisors Funds
Alpine Series Trust American Trust
Allegiance Fund
Appleton Group
Ascentia Long/Short Fund
Bowen, Hanes Investment Trust
Brandes Investment Trust
Brandywine Blue Funds, Inc.
Brazos Mutual Funds
Bridges Investment Fund, Inc.
Buffalo Funds Capital Advisors Funds
CastleRock Fund
Chase Funds
Conning Money Market Portfolio
Cookson Peirce Country Funds
Cullen Funds
Duncan-Hurst Funds
Edgar Lomax Value Fund
Everest Series Funds Trust
FFTW Funds, Inc.
FIMCO Funds
First American Funds, Inc.
First Amer Investment Funds, Inc.
First Amer Strategy Funds, Inc.
Fort Pitt Capital Group, Inc.
Fund X Funds
Glenmede Fund, Inc.
Glenmede Portfolios
Greenspring Fund
Greenville Small Cap Growth Fund
Guinness Atkinson Funds
Harding Loevner Funds
Hennessy Funds, Inc
Hennessy Mutual Funds, Inc.
Hester Total Return Fund
High Pointe Funds
Hotchkis and Wiley Funds
Intrepid Capital Management
Jacob Internet Fund Inc.

Jacobs & Company Mutual Fund
Jensen Portfolio
Julius Baer Funds
Kensington Funds
Kiewit Investment Fund L.P.
Kirr Marbach Partners Funds, Inc
Leeb Funds
Leonetti Funds
Light Revolution Fund
Lighthouse Capital Management
LKCM Funds
Masters' Select Fund Trust
Matrix Asset Advisors, Inc.
McCarthy Fund
McIntyre Global Equity Fund
MDT Funds
Midanek/Pak Fund
Monetta Fund, Inc.
Monetta Trust
MP63 Fund
Muhlenkamp (Wexford Trust)
Mutuals.com
Mutuals.com Vice Fund
Nicholas Funds
NorCap Funds, Inc.
Optimum Q Funds
Osterweis Funds
Perkins Capital Management
Permanent Portfolio Funds
Perritt Opportunities Funds
PIA Funds
PIC Funds
Portfolio 21
Primecap Odyssey Funds
Prudent Bear Funds, Inc.
Purisima Funds
Rainier Funds
Rigel Capital, LLC
Rockland Small Cap Growth Fund
Snow Large Cap Core Fund
Stephens Management Co.
Summit Funds
Teberg Fund
Thompson Plumb (TIM)
TIFF Investment Program, Inc.
Tygh Capital Management
Villere Fund
Women's Equity Fund

Quasar is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Quasar is located at 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

     (b) The following is a list of the executive officers and directors of Quasar.

       Name and Principal                              Positions and Offices with                  Positions and Officers
       Business Address                                Principal Underwriter                       With Fund
       ----------------                                ---------------------                       ---------

James Robert Schoenike                          President and Manager                             None
615 East Michigan Street, 3rd Floor,
Milwaukee, WI 53202

Donna Jean Berth                                Treasurer                                         None
615 East Michigan Street, 3rd Floor,
Milwaukee, WI 53202

Andrew M. Strnad                                Secretary                                         None
615 East Michigan Street, 3rd Floor,
Milwaukee, WI 53202

  Teresa Cowan                                  Chief Compliance Officer and                      None
615 East Michigan Street, 3rd Floor,            Assistant Vice President
Milwaukee, WI 53202

Joe Redwine                                     Manager                                           None
615 East Michigan Street, 3rd Floor,
Milwaukee, WI 53202

Robert Kern                                     Manager                                           None
615 East Michigan Street, 3rd Floor,
Milwaukee, WI 53202


Eric Walter Falkeis                             Manager                                           None
615 East Michigan Street, 3rd Floor,
Milwaukee, WI 53202

Susan LaFond                                    Chief Financial Officer                           None
615 East Michigan Street, 3rd Floor,
Milwaukee, WI 53202

     (c)  Not applicable

Item  28.            Location of Accounts and Records

                                  (1)  Julius Baer Investment Funds
                                       c/o Bank Julius Baer & Co., Ltd.,
                                       New York Branch
                                       330 Madison Avenue
                                       New York, New York  10017

                                  (2)  Investors Bank & Trust Company
                                       200 Clarendon Street Boston,
                                       Massachusetts 02116
                                       (records relating to its functions as
                                       administrator and custodian)

                                  (3)  Quasar Distributors, LLC
                                       615 East Michigan Street, 3rd Floor
                                       Milwaukee, WI 53202
                                       (records relating to its functions as
                                       distributor)

                                  (4)  U.S. Bancorp Fund Services, LLC
                                       615 East Michigan Street, 3rd
                                       Floor Milwaukee, WI 53202
                                       (records relating to its
                                       functions as transfer agent)

                                  (5)  Julius Baer Investment Management LLC.
                                       330 Madison Avenue
                                       New York, New York 10017
                                       (records relating to its functions as
                                       investment adviser as of January 1, 2001)

Item 29.            Management Services

                    Not applicable.

Item      30.       Undertakings

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 41 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on May 10, 2006.


                                        JULIUS BAER INVESTMENT FUNDS

                                        By: /s/ ANTHONY WILLIAMS
                                        Anthony Williams
                                        President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                  Title                        Date
---------                                  -----                        ----

/s/ Anthony Williams            President and Chief Executive       May 10, 2006
--------------------            Officer
Anthony Williams

/s/ Craig M. Giunta             Chief Financial Officer             May 10, 2006
--------------------
Craig M. Giunta

Antoine Bernheim*               Trustee                             May 10, 2006
--------------------
Antoine Bernheim

Thomas Gibbons*                 Trustee                             May 10, 2006
--------------------
Thomas Gibbons

Harvey B. Kaplan*               Trustee                             May 10, 2006
--------------------
Harvey B. Kaplan

Robert S. Matthews*             Trustee                             May 10, 2006
--------------------
Robert S. Matthews

Glen Wisher+                    Trustee                             May 10, 2006
--------------------
Glen Wisher

Gerard J.m. Vlak*               Trustee                             May 10, 2006
--------------------
Gerard J.M. Vlak

Peter Wolfram*                  Trustee                             May 10, 2006
--------------------
Peter Wolfram


*+By /s/ Craig M. Giunta
    --------------------
     Craig M. Giunta

     (*As Attorney-in-Fact pursuant to Powers of Attorney filed as exhibit (q) to Post-Effective Amendment No. 33 as filed with the SEC via EDGAR on April 18, 2005.) (+As Attorney-in-Fact pursuant to Power of Attorney filed as
     (q1) to Post-Effective Amendment No. 38 as filed with the SEC via EDGAR on December 12, 2005.)